WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 81.2%
COMMUNICATION SERVICES - 17.6%
Communications Equipment - 0.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	350,000	$344,312	(a)

Diversified Telecommunication Services - 2.8%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	330,000	348,563
CenturyLink Inc., Senior Notes	5.625%	4/1/25	260,000	266,500
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,070,000	1,115,475	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	850,000	777,750
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	887,187	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	770,000	804,650
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,535,462	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	560,000	579,180	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	740,000	462,500	*(a)(b)

Total Diversified Telecommunication Services				6,777,267

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	2/15/25	57,000	63,056
Netflix Inc., Senior Notes	6.375%	5/15/29	980,000	1,131,900	(a)
Netflix Inc., Senior Notes	5.375%	11/15/29	610,000	664,900	(a)

Total Entertainment				1,859,856

Interactive Media & Services - 0.3%
Match Group Inc., Senior Notes	6.375%	6/1/24	350,000	370,125
Match Group Inc., Senior Notes	5.000%	12/15/27	390,000	411,450	(a)

Total Interactive Media & Services				781,575

Media - 8.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,770,000	4,033,900	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	341,000	350,557	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	480,000	523,200	(a)
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	440,000	408,100
American Media LLC, Secured Notes	10.500%	12/31/26	1,020,000	1,076,100	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/23	1,140,000	1,169,070	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	201,638	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,320,000	$1,399,187	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	430,000	532,299
Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes	5.375%	8/15/26	300,000	315,750	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,160,000	3,017,958
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,080,000	2,048,800
Entercom Media Corp., Secured Notes	6.500%	5/1/27	570,000	591,375	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	630,000	667,800
Sirius XM Radio Inc., Senior Notes	4.625%	7/15/24	270,000	282,487	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	440,000	565,062
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	610,000	591,633	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	1,570,000	1,640,650	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	400,000	419,500	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,830,000	1,916,925	(a)

Total Media				21,751,991

Wireless Telecommunication Services - 4.6%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	200,000	206,052	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	504,000	572,985	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,530,000	1,717,425	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,845,000	3,570,418
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	715,000	841,913
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	140,166
Sprint Corp., Senior Notes	7.875%	9/15/23	1,890,000	2,130,975
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	470,925
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	1,130,000	1,217,575
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	400,000	422,492

Total Wireless Telecommunication Services				11,290,926

TOTAL COMMUNICATION SERVICES				42,805,927

See Notes to Schedule of Investments.

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WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	240,000	$242,700
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	149,000	140,616
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	441,000	406,271
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	360,000	312,300	(a)

Total Auto Components				1,101,887

Diversified Consumer Services - 2.0%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	630,000	647,325	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	740,000	804,750	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	491,000	517,256	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	240,000	248,499	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	780,000	815,100	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	270,000	278,910
Service Corp. International, Senior Notes	7.500%	4/1/27	387,000	466,335
Service Corp. International, Senior Notes	5.125%	6/1/29	490,000	526,750
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	632,000	636,740	(a)

Total Diversified Consumer Services				4,941,665

Hotels, Restaurants & Leisure - 4.5%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	300,000	310,500	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	380,000	382,375	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,027,000	1,062,699	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	270,000	295,987	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	350,000	362,250	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	600,000	630,750	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	50,000	$51,750
International Game Technology PLC, Senior Secured Notes	6.250%	2/15/22	720,000	765,000	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	400,000	441,000	(a)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	210,000	216,825	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	410,000	427,425	(a)
MGM Resorts International, Senior Notes	6.000%	3/15/23	400,000	441,000
Sands China Ltd., Senior Notes	5.400%	8/8/28	320,000	370,114
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	1,032,000	1,074,570
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	590,000	611,087	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	542,000	583,327	(a)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	540,000	549,450
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	277,900	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	820,000	852,800	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,130,000	1,163,900	(a)

Total Hotels, Restaurants & Leisure				10,870,709

Household Durables - 2.2%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,090,000	1,127,823
Lennar Corp., Senior Notes	4.500%	4/30/24	310,000	330,538
Lennar Corp., Senior Notes	5.875%	11/15/24	460,000	514,625
Lennar Corp., Senior Notes	4.750%	11/29/27	1,180,000	1,289,150
TopBuild Corp., Senior Notes	5.625%	5/1/26	1,120,000	1,173,200	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	8,000	8,025

See Notes to Schedule of Investments.

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WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - (continued)
William Lyon Homes Inc., Senior Notes	6.000%	9/1/23	400,000	$417,000
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	430,000	436,450

Total Household Durables				5,296,811

Specialty Retail - 1.6%
L Brands Inc., Senior Notes	5.250%	2/1/28	1,530,000	1,399,950
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	780,000	744,900	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	780,000	783,900
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	870,000	915,353	(a)

Total Specialty Retail				3,844,103

Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	200,000	210,250	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,180,000	1,249,832	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,600,000	1,672,000
William Carter Co., Senior Notes	5.625%	3/15/27	400,000	427,492	(a)

Total Textiles, Apparel & Luxury Goods				3,559,574

TOTAL CONSUMER DISCRETIONARY				29,614,749

CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	640,000	669,619	(a)

Food Products - 0.9%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,280,000	1,342,400	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	220,000	237,875	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	660,000	628,650	(a)

Total Food Products				2,208,925

Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	330,000	344,025
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	560,000	585,200

Total Household Products				929,225

Tobacco - 0.2%
Altria Group Inc., Senior Notes	5.950%	2/14/49	430,000	552,824
Pyxus International Inc., Secured Notes	9.875%	7/15/21	70,000	55,650

Total Tobacco				608,474

TOTAL CONSUMER STAPLES				4,416,243

See Notes to Schedule of Investments.

5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 11.7%
Energy Equipment & Services - 0.7%
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	780,000	$700,050	(a)
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	400,500	406,007	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	173,000	179,484	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	100,000	91,375	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	400,000	266,000

Total Energy Equipment & Services				1,642,916

Oil, Gas & Consumable Fuels - 11.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,250,000	1,262,500	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	650,000	643,097	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	250,000	243,750
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	940,000	1,050,450
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	150,000	137,438
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,315,000	956,676
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	860,000	614,900	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	840,000	886,200	(a)
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	290,000	299,787
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	450,000	469,687	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	490,000	515,725	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	710,000	536,050	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	1,310,000	871,150	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	800,000	768,000
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.500%	10/1/25	250,000	244,375
Indigo Natural Resources LLC, Senior Notes	6.875%	2/15/26	330,000	273,900	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	150,000	151,313	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	480,000	455,400	(a)

See Notes to Schedule of Investments.

6

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,250,000	$1,195,312	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	490,000	369,950
Murphy Oil USA Inc., Senior Notes	5.625%	5/1/27	500,000	527,500
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	840,000	854,431
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	450,000	479,397	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	580,000	759,092	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash & 1.000% PIK)	8.500%	5/15/23	1,376,357	1,422,809	(c)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	490,000	458,150
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	591,000	537,810
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	558,882
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	162,825
Range Resources Corp., Senior Notes	5.000%	3/15/23	680,000	603,500
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	649,087	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	880,000	977,504	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,070,000	957,650	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	490,000	491,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	960,000	1,009,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	130,000	141,375	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	180,000	199,350	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	640,000	648,000	(a)
TransMontaigne Partners LP/TLP Finance Corp., Senior Notes	6.125%	2/15/26	230,000	223,100
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	249,200	253,910	(a)

See Notes to Schedule of Investments.

7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	600,000		$437,220
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		439,620
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	300,000		437,812
WPX Energy Inc., Senior Notes	6.000%	1/15/22	170,000		175,525
WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000		860,475
WPX Energy Inc., Senior Notes	5.750%	6/1/26	700,000		728,875

Total Oil, Gas & Consumable Fuels					26,939,984

TOTAL ENERGY					28,582,900

FINANCIALS - 10.0%
Banks - 3.7%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000		380,835	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	520,000	EUR	611,511	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	460,000		478,752	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,220,000		1,268,385	(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000		378,116	(a)(d)(e)
CIT Group Inc., Senior Notes	4.750%	2/16/24	690,000		742,612
CIT Group Inc., Senior Notes	5.250%	3/7/25	140,000		157,150
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000		239,750
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	500,000		584,581	(a)(d)(e)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	290,000		319,993	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	740,000		761,164	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	690,000		707,767	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	200,000		211,160	(a)

See Notes to Schedule of Investments.

8

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	1,030,000	$1,076,350	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	450,000	517,244
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	590,000	666,965	(a)(e)

Total Banks				9,102,335

Capital Markets - 0.9%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year U.S. Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	621,300	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	213,079	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	223,821	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	540,000	560,250
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	570,000	604,913	(a)(d)(e)

Total Capital Markets				2,223,363

Consumer Finance - 1.8%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000	603,075
Ally Financial Inc., Subordinated Notes	5.750%	11/20/25	750,000	861,563
FirstCash Inc., Senior Notes	5.375%	6/1/24	640,000	667,200	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	770,000	813,882
Navient Corp., Senior Notes	6.750%	6/25/25	1,000,000	1,077,500
Navient Corp., Senior Notes	6.750%	6/15/26	250,000	268,125

Total Consumer Finance				4,291,345

Diversified Financial Services - 2.3%
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	1,060,000	1,128,900	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	800,000	542,000	(a)

See Notes to Schedule of Investments.

9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,040,000	$1,099,800	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,310,000	2,304,225	(a)(c)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	240,000	234,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000	269,646	(a)

Total Diversified Financial Services				5,578,571

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	650,000	692,250	(a)

Thrifts & Mortgage Finance - 1.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	790,000	827,525	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	1,260,000	1,311,975	(a)
Radian Group Inc., Senior Notes	4.875%	3/15/27	360,000	367,650

Total Thrifts & Mortgage Finance				2,507,150

TOTAL FINANCIALS				24,395,014

HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	300,000	305,250	(a)

Health Care Providers & Services - 3.4%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	270,000	237,938	(a)
Centene Corp., Senior Notes	5.375%	6/1/26	960,000	1,028,688	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	885,500	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	430,000	432,150
HCA Inc., Senior Notes	7.690%	6/15/25	800,000	962,000
HCA Inc., Senior Notes	5.625%	9/1/28	1,001,000	1,141,453
HCA Inc., Senior Notes	7.500%	11/6/33	250,000	294,063
HCA Inc., Senior Notes	7.500%	11/15/95	100,000	110,500
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	620,000	523,900	(a)(c)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	780,000	834,346	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	470,000	503,487	(a)

See Notes to Schedule of Investments.

10

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	790,000	$814,687
Tenet Healthcare Corp., Senior Secured Notes	4.625%	7/15/24	400,000	413,000

Total Health Care Providers & Services				8,181,712

Pharmaceuticals - 2.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,450,000	1,645,750	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	910,000	939,575	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	650,000	731,250	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	450,000	473,616	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	494,375	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	400,000	374,000	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	500,000	438,125

Total Pharmaceuticals				5,096,691

TOTAL HEALTH CARE				13,583,653

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.6%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	530,000	555,175	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	860,000	913,750	(a)

Total Aerospace & Defense				1,468,925

Air Freight & Logistics - 0.7%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	710,000	699,350
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,050,000	1,088,325	(a)

Total Air Freight & Logistics				1,787,675

Airlines - 0.3%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	132	145
United Airlines Pass-Through Trust	5.375%	8/15/21	27,043	28,422
United Airlines Pass-Through Trust	4.750%	4/11/22	602,909	621,539

Total Airlines				650,106

Building Products - 0.4%
Standard Industries Inc., Senior Notes	6.000%	10/15/25	260,000	274,625	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	670,000	675,862	(a)

Total Building Products				950,487

See Notes to Schedule of Investments.

11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 3.2%
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	660,000	$672,169
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	720,000	753,300
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	510,000	515,100	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	530,000	581,675	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	70,000	73,237
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	190,000	196,118
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,100,000	1,200,375
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	646,056
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	860,000	905,150
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,690,000	1,812,525
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	440,000	459,800	(a)

Total Commercial Services & Supplies				7,815,505

Machinery - 1.2%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000	587,513	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	420,000	432,600	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	570,000	525,825	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	430,000	446,663	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	250,000	113,750
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	809,000	780,685

Total Machinery				2,887,036

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,150,000	940,844	(a)

Road & Rail - 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	550,000	540,375	(a)

Trading Companies & Distributors - 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	400,000	347,000	(a)

TOTAL INDUSTRIALS				17,387,953

See Notes to Schedule of Investments.

12

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	190,000	$159,838	(a)

Electronic Equipment, Instruments & Components - 0.3%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	730,000	679,493

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	670,000	732,799	(a)

Software - 0.9%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	150,000	158,062	(a)
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,080,000	1,151,118
CDK Global Inc., Senior Notes	4.875%	6/1/27	250,000	259,560
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	680,000	718,182	(a)

Total Software				2,286,922

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	360,000	366,076	(a)

TOTAL INFORMATION TECHNOLOGY				4,225,128

MATERIALS - 9.5%
Chemicals - 1.1%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	570,000	507,300	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	630,000	631,575
Valvoline Inc., Senior Notes	5.500%	7/15/24	910,000	950,950
Valvoline Inc., Senior Notes	4.375%	8/15/25	500,000	507,500

Total Chemicals				2,597,325

Construction Materials - 0.6%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	310,000	318,525	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	460,000	495,650	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	640,000	673,600

Total Construction Materials				1,487,775

Containers & Packaging - 2.7%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	755,562	785,784	(a)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,444,687	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	920,000	834,900	(a)

See Notes to Schedule of Investments.

13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Greif Inc., Senior Notes	6.500%	3/1/27	1,030,000	$1,084,075	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,285,000	1,384,588
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	480,000	494,664	(a)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	340,000	366,350	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	200,000	212,000	(a)

Total Containers & Packaging				6,607,048

Metals & Mining - 4.6%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,240,000	1,341,928	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,280,000	1,334,400	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	210,000	198,450	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,170,000	1,076,400	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	630,000	563,063	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	841,000	845,205
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	140,000	141,723
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,650,000	2,431,375
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	1,760,000	1,795,165	(a)
Murray Energy Corp., Secured Notes (9.000% Cash & 3.000% PIK)	12.000%	4/15/24	245,751	24,575	(a)(c)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	340,000	213,350	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	254,436
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	860,000	875,450

Total Metals & Mining				11,095,520

Paper & Forest Products - 0.5%
Mercer International Inc., Senior Notes	6.500%	2/1/24	710,000	733,963
Mercer International Inc., Senior Notes	5.500%	1/15/26	580,000	574,316

Total Paper & Forest Products				1,308,279

TOTAL MATERIALS				23,095,947

See Notes to Schedule of Investments.

14

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	440,000	$437,250
CoreCivic Inc., Senior Notes	4.625%	5/1/23	140,000	135,800
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	600,000	619,608
GEO Group Inc., Senior Notes	6.000%	4/15/26	2,000,000	1,740,000
Iron Mountain Inc., Senior Notes	5.750%	8/15/24	1,000,000	1,015,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	850,000	931,813
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	9/1/26	300,000	315,750
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	250,000	265,075
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	290,000	310,300
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	510,000	531,356

Total Equity Real Estate Investment Trusts (REITs)				6,301,952

Real Estate Management & Development - 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,200,000	1,206,750	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	770,000	830,637	(a)

Total Real Estate Management & Development				2,037,387

TOTAL REAL ESTATE				8,339,339

UTILITIES - 0.6%
Electric Utilities - 0.3%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	400,000	364,600	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	470,000	457,075	(a)

Total Electric Utilities				821,675

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	630,000	640,238

Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy Inc., Senior Notes	7.250%	5/15/26	30,000	33,000

TOTAL UTILITIES				1,494,913

TOTAL CORPORATE BONDS & NOTES (Cost - $192,006,953)				197,941,766

See Notes to Schedule of Investments.

15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 5.3%
Anchorage Capital CLO 3-R Ltd., 2014-3RA E (3 mo. USD LIBOR + 5.500%)	7.756%	1/28/31	800,000	$735,665	(a)(e)
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	8.853%	10/15/29	700,000	682,001	(a)(e)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.787%	8/5/27	750,000	724,092	(a)(e)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.886%	11/20/28	350,000	335,163	(a)(e)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.500%	7/18/27	250,000	232,918	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.926%	8/20/32	350,000	339,500	(a)(e)(f)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.978%	7/20/31	500,000	496,658	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.278%	4/20/29	400,000	379,524	(a)(e)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.453%	10/15/26	360,000	355,567	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.703%	4/17/30	250,000	227,489	(a)(e)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.928%	7/20/28	750,000	720,380	(a)(e)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.928%	1/20/31	600,000	549,981	(a)(e)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	4.803%	4/15/31	350,000	323,864	(a)(e)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	6.538%	4/17/30	370,000	368,943	(a)(e)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	5.103%	4/15/27	600,000	595,767	(a)(e)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	9.053%	1/15/28	500,000	496,532	(a)(e)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.778%	10/20/28	350,000	313,303	(a)(e)
Neuberger Berman CLO XVII Ltd., 2014-17A ER (3 mo. USD LIBOR + 6.550%)	8.828%	4/22/29	510,000	487,867	(a)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.478%	10/20/27	250,000	242,865	(a)(e)

See Notes to Schedule of Investments.

16

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	8.053%	7/15/27	340,000	$334,223	(a)(e)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	5.403%	11/22/30	800,000	746,657	(a)(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.593%	6/22/30	590,000	562,900	(a)(e)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	8.303%	4/15/29	500,000	467,571	(a)(e)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.853%	7/15/28	750,000	716,039	(a)(e)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.778%	10/20/28	500,000	485,341	(a)(e)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	5.123%	4/15/27	350,000	339,742	(a)(e)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.043%	4/15/27	350,000	316,652	(a)(e)
Voya CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.650%)	7.950%	1/18/29	500,000	460,781	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $13,409,823)				13,037,985

SENIOR LOANS - 5.3%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.420%	7/17/26	110,000	110,160	(e)(g)(h)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/4/26	534,607	537,197	(e)(g)(h)(i)

TOTAL COMMUNICATION SERVICES				647,357

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.612%	4/30/26	580,000	571,537	(e)(g)(h)

Entertainment - 0.4%
CEOC LLC, Term Loan B	—	10/7/24	980,000	979,650	(i)

See Notes to Schedule of Investments.

17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.0%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.210%	3/11/22	1,821,218	$1,769,426	(e)(g)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.182%	6/12/26	780,000	769,762	(e)(g)(h)

Total Specialty Retail				2,539,188

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.760%	10/31/20	216,703	158,735	(e)(g)(h)

TOTAL CONSUMER DISCRETIONARY				4,249,110

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Permian Production Partners LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.120%	5/20/24	494,000	402,610	(e)(g)(h)(j)

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Jane Street Group LLC, New Term Loan	—	8/25/22	400,000	398,750	(i)

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	7.330%	6/15/21	375,124	374,499	(e)(g)(h)

Health Care Providers & Services - 0.9%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.645%	11/16/25	288,550	286,819	(e)(g)(h)
Radnet Management Inc., First Lien Term Loan B1	5.830-8.000%	6/30/23	770,650	767,759	(e)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.112%	6/12/26	1,320,000	1,265,880	(e)(g)(h)

Total Health Care Providers & Services				2,320,458

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B	6.681-6.701%	2/11/26	319,200	318,003	(e)(g)(h)

Pharmaceuticals - 0.3%
Option Care Health Inc., First Lien Term Loan B	—	8/6/26	750,000	748,125	(i)(j)

TOTAL HEALTH CARE				3,761,085

See Notes to Schedule of Investments.

18

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.6%
Building Products - 0.2%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.951%	4/14/25	564,300	$549,717	(e)(g)(h)

Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC, Delayed Draw Tem Loan	—	7/10/26	89,189	89,273	(i)
Allied Universal Holdco LLC, Initial Term Loan	—	7/10/26	900,811	901,656	(i)

Total Commercial Services & Supplies				990,929

TOTAL INDUSTRIALS				1,540,646

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	6.362%	11/29/25	790,000	756,671	(e)(g)(h)

IT Services - 0.3%
McAfee LLC, Term Loan B	—	9/30/24	800,000	801,417	(i)

TOTAL INFORMATION TECHNOLOGY				1,558,088

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.145%	2/7/23	382,573	384,487	(c)(e)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $13,041,078)				12,942,133

			SHARES
COMMON STOCKS - 1.4%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	0	*(f)(j)(k)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			81,754	17,275	*(f)(j)

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			54,577	35,752	*(f)(j)
KCAD Holdings I Ltd.			424,046,710	0	*(f)(j)(k)

Total Energy Equipment & Services				35,752

See Notes to Schedule of Investments.

19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY			SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.9%
Berry Petroleum Corp.			229,646	$1,834,872
Montage Resources Corp.			38,435	114,536	*
MWO Holdings LLC			621	47,506	*(f)(j)

Total Oil, Gas & Consumable Fuels				1,996,914

TOTAL ENERGY				2,032,666

FINANCIALS - 0.3%
Capital Markets - 0.3%
Owl Rock Capital Corp.			47,036	747,872	*

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			24,398	536,756	*

TOTAL COMMON STOCKS (Cost - $13,689,559)				3,334,569

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000	359,177
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000	101,503
Liberty Media Corp., Senior Notes	2.125%	3/31/48	510,000	523,069	(a)

TOTAL COMMUNICATION SERVICES				983,749

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	150,000	116,625
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	280,000	177,213

TOTAL ENERGY				293,838

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,416,317)				1,277,587

SOVEREIGN BONDS - 0.5%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	160,000	68,402
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	240,000	96,000
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	250,000	97,812
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	330,000	127,878

See Notes to Schedule of Investments.

20

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes		9.950%	6/9/21	450,000	$164,250	(l)
Provincia de Buenos Aires, Senior Notes		7.875%	6/15/27	680,000	227,800	(l)

Total Argentina					782,142

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes		7.875%	1/23/28	440,000	412,830	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,419,349)					1,194,972

				SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B. Riley Financial Inc. (Cost - $230,000)		6.875%		9,200	239,200

COUNTERPARTY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $20.00 (Cost - $5,509)	Barclays Bank PLC	9/20/19	106	228,513	3,041

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $236,218,588)					229,971,253

		RATE		SHARES
SHORT-TERM INVESTMENTS - 5.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $13,135,672)		2.120%		13,135,672	13,135,672	(m)

TOTAL INVESTMENTS - 99.7% (Cost - $249,354,260)					243,106,925

Other Assets in Excess of Liabilities - 0.3%					732,369

TOTAL NET ASSETS - 100.0%					$243,839,294

See Notes to Schedule of Investments.

21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of August 31, 2019.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	All or a portion of this loan is unfunded as of August 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Value is less than $1.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2019, the total market value of investments in Affiliated Companies was $13,135,672 and the cost was $13,135,672 (Note 2).

Abbreviations used in this schedule:

CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

See Notes to Schedule of Investments.

22

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	205	12/19	$24,554,976	$24,595,195	$40,219
Contracts to Sell:
U.S. Treasury Long-Term Bonds	14	12/19	$2,304,613	$2,313,500	$(8,887)

Net unrealized appreciation on open futures contracts					$31,332

At August 31, 2019, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	657,630	EUR	580,000	Citibank N.A.	10/17/19	$17,801

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At August 31, 2019, the Fund had the following open swap contract:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Ford Motor Co., 4.346%, due 12/8/26)	$1,460,000	6/20/24	1.850%	5.000% quarterly	$(206,702)	$(199,716)	$(6,986)

See Notes to Schedule of Investments.

23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

25

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$197,941,766	—		$197,941,766
Asset-Backed Securities	—	13,037,985	—		13,037,985
Senior Loans:
Energy	—	—	$402,610		402,610
Health Care	—	3,012,960	748,125		3,761,085
Utilities	—	—	384,487		384,487
Other Senior Loans	—	8,393,951	—		8,393,951
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	17,275		17,275
Energy	$1,949,408	—	83,258		2,032,666
Financials	747,872	—	—		747,872
Utilities	—	536,756	—		536,756
Convertible Bonds & Notes	—	1,277,587	—		1,277,587
Sovereign Bonds	—	1,194,972	—		1,194,972
Preferred Stocks	239,200	—	—		239,200
Purchased Options	—	3,041	—		3,041

Total Long-Term Investments	2,936,480	225,399,018	1,635,755		229,971,253

Short-Term Investments†	—	13,135,672	—		13,135,672

Total Investments	$2,936,480	$238,534,690	$1,635,755		$243,106,925

Other Financial Instruments:
Futures Contracts	$40,219	—	—		$40,219
Forward Foreign Currency Contracts	—	$17,801	—		17,801

Total Other Financial Instruments	$40,219	$17,801	—		$58,020

Total	$2,976,699	$238,552,491	$1,635,755		$243,164,945

27

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,887	—	—	$8,887
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	$206,702	—	206,702

Total	$8,887	$206,702	—	$215,589

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2019. The following transactions were effected in shares of such companies for the period ended August 31, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$701,771	$26,835,671	26,835,671	$14,401,770	14,401,770	—	$35,778	—	$13,135,672

28

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 40.7%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	3.400%	5/15/25	$1,070,000	$1,122,016
AT&T Inc., Senior Notes	4.250%	3/1/27	580,000	638,684
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	110,000	112,000
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	2,270,000	2,540,877
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	944,641
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	789,217
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	264,415
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	306,889
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	944,000	1,084,393
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	401,612

Total Diversified Telecommunication Services				8,204,744

Entertainment - 0.0%
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	175,644	(a)

Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	302,897
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,300,000	4,755,171
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	3,160,000	3,365,223
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	759,897
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	296,613
Comcast Corp., Senior Notes	3.950%	10/15/25	2,790,000	3,060,470
Comcast Corp., Senior Notes	3.150%	3/1/26	90,000	94,995
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,726,188
Fox Corp., Senior Notes	4.030%	1/25/24	1,310,000	1,405,150	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	1,040,000	1,204,662	(a)

Total Media				16,971,266

See Notes to Schedule of Investments.

1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	$286,000	$290,565
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	150,000	152,101	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	669,375	673,592	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	2,103,814

Total Wireless Telecommunication Services				3,220,072

TOTAL COMMUNICATION SERVICES				28,571,726

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	330,000	347,087	(a)

Automobiles - 0.8%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	79,460	(a)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	470,000	472,098	(a)
Daimler Finance North America LLC, Senior Notes	3.350%	5/4/21	2,100,000	2,135,075	(a)
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,031,169
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	842,306
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	200,174
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	159,989
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	527,594
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	897,748
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,262,439

Total Automobiles				7,608,052

Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,470,000	1,501,635
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	838,858
McDonald’s Corp., Senior Notes	3.500%	3/1/27	450,000	485,892
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	720,525
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,520,000	1,621,068
Sands China Ltd., Senior Notes	5.125%	8/8/25	430,000	477,343

Total Hotels, Restaurants & Leisure				5,645,321

See Notes to Schedule of Investments.

2

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.0%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	$198,000	$203,971
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	259,580

Total Household Durables				463,551

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,236,630

TOTAL CONSUMER DISCRETIONARY				16,300,641

CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	960,000	1,031,885
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	160,000	191,040
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	147,000	148,407
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	728,000	758,382
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	858,784
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	2,890,000	3,166,158
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	760,000	778,076
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	2,360,000	2,494,535
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	520,000	548,938	(a)

Total Beverages				9,976,205

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	340,000	353,266
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	567,323
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	359,584

Total Food & Staples Retailing				1,280,173

Food Products - 0.6%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,836,091	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	490,000	505,701	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	153,833
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	130,000	134,978
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	372,529	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,238,508	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,147,837	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	560,244	(a)

Total Food Products				5,949,721

See Notes to Schedule of Investments.

3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 1.0%
Altria Group Inc., Senior Notes	3.490%	2/14/22	$220,000	$227,345
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	50,985
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	339,125
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,340,000	2,567,215
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,990,000	2,251,035
Altria Group Inc., Senior Notes	6.200%	2/14/59	290,000	373,404
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,772,283
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,538,204
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	1,320,000	1,319,164
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	115,885

Total Tobacco				10,554,645

TOTAL CONSUMER STAPLES				27,760,744

ENERGY - 5.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	740,000	785,005

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	972,000	1,005,086
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,820,000	2,062,570
Antero Resources Corp., Senior Notes	5.375%	11/1/21	70,000	68,075
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	494,102
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,057,459
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	532,187
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,087,183
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,042,988
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	447,704
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,316
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	85,423
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	533,442
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,301,679
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	1,873,629
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	893,987
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	855,580

See Notes to Schedule of Investments.

4

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	$430,000	$463,716
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,110,000	1,151,512
Concho Resources Inc., Senior Notes	4.300%	8/15/28	290,000	315,837
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,774,000	1,791,034
Continental Resources Inc., Senior Notes	3.800%	6/1/24	940,000	954,379
Continental Resources Inc., Senior Notes	4.375%	1/15/28	60,000	61,630
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	671,165
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,031,902
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,735,874
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	580,000	622,139
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	148,894
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,549,404
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	334,957
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,774,500
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,243,345	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	789,703	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	610,000	721,775
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	152,329
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	822,728
MPLX LP, Senior Notes	4.000%	3/15/28	1,040,000	1,091,233
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,246,515
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,520,000	1,530,620
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,062
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	1,330,000	1,334,164
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	924,933
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	496,082
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	726,813	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	435,376
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	524,168
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	436,410
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,305,200	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	503,250
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	728,992
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	943,580

See Notes to Schedule of Investments.

5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	$817,000	$869,673	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	476,087
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,025,001
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,712,669
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	419,373
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	11,765
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,762,256	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,908,582
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	180,000	182,701
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	220,900

Total Oil, Gas & Consumable Fuels				55,575,638

TOTAL ENERGY				56,360,643

FINANCIALS - 17.4%
Banks - 12.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	338,916	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,023,436
Banco Santander SA, Senior Notes	3.800%	2/23/28	200,000	211,993
Banco Santander SA, Senior Notes	4.379%	4/12/28	1,000,000	1,100,542
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.460%	4/12/23	800,000	799,399	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	624,110
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	999,779
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,687,856
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	492,863
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	729,809
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	585,390	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,664,335	(b)

See Notes to Schedule of Investments.

6

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	$660,000	$693,789	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,219,401	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,649,759	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,673,052	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	766,339
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	342,087
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,293,985
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	230,000	230,378	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,289,847	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,098,170	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	269,632	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	838,857	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,730,000	2,959,603	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	2,320,000	2,737,507	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	560,000	596,007	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,615,319	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,915,548
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	56,892
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	104,892
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,032,294	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,796,735	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	728,195

See Notes to Schedule of Investments.

7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	$870,000	$997,707
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	196,559
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,550,000	5,010,225
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	305,583
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	148,261
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	600,000	605,701	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,860,573
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,213,209
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	1,500,000	1,571,444
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	677,236	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	559,164	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,544,794	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	500,000	530,459
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	290,000	297,601
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,209,356
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,659,490
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	740,000	773,188	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	747,689	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,570,000	2,874,916	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	453,989
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	656,677
ING Bank NV, Senior Notes	2.500%	10/1/19	220,000	220,058	(a)
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,028,077	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,110,000	1,232,587	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,034,681	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	395,436	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,620,684	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	133,210
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	151,229
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,260,581

See Notes to Schedule of Investments.

8

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	$1,180,000	$1,311,833	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,344,275	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	553,128	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,588,555	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,915,172
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,138,251
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,584,139
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	535,000	540,975
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,649,551
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	620,000	643,563	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,574,955
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	330,884
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	776,916
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	616,605	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	210,046	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,400,000	2,604,213
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	601,180
Santander UK PLC, Senior Notes	2.375%	3/16/20	200,000	200,241
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,704,000	1,805,584	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	255,651
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	2,022,228	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,294,680

See Notes to Schedule of Investments.

9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
US Bank NA, Senior Notes	3.150%	4/26/21	$380,000	$386,910
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/30/19	2,218,000	2,221,371	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	121,401	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,140,484
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	748,859
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	560,731
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,756,725
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	433,503
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,537,827
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	112,124
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	70,000	70,135
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	392,997

Total Banks				127,182,772

Capital Markets - 2.9%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	650,943
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,717,542
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	900,000	980,454	(a)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	1,360,000	1,449,528	(a)(b)
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	224,187	(a)
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	9/30/19	91,000	77,212	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,640,191
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,200,089
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,101,753
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	423,840
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	1,055,223
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,591,780
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	298,709
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,414,736
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	130,000	160,868
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	940,000	1,010,797	(b)

See Notes to Schedule of Investments.

10

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	$1,130,000	$1,252,338	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,460,894
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	72,907
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/4/19	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	2.914%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	617,892
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	2,270,000	2,461,662	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	570,000	649,719	(b)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,154,238	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	315,801	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,000,000	1,106,572	(a)

Total Capital Markets				29,089,875

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,530,021
American Express Co., Senior Notes	2.500%	7/30/24	420,000	428,394
American Express Credit Corp., Senior Notes	2.375%	5/26/20	380,000	380,531
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	988,539	(a)(b)

Total Consumer Finance				3,327,485

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	1,540,000	1,561,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	215,808

See Notes to Schedule of Investments.

11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	$660,000	$669,906	(a)(b)
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,276,660	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,454,452
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,331,726
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,164,222
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,000,000	2,035,581	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	2,060,000	2,084,969	(a)

Total Diversified Financial Services				14,794,968

Insurance - 0.2%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,696
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	107,360
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	506,996	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,134,548	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	130,000	130,063	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	48,334	(a)

Total Insurance				2,097,997

Thrifts & Mortgage Finance - 0.0%
Stadshypotek AB, Senior Secured Notes	1.875%	10/2/19	390,000	389,878	(a)

TOTAL FINANCIALS				176,882,975

HEALTH CARE - 3.4%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	224,230
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	532,140
Amgen Inc., Senior Notes	2.125%	5/1/20	80,000	79,961
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	127,689
Celgene Corp., Senior Notes	2.250%	8/15/21	330,000	330,520
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	427,097
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	694,587
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	540,000	540,004
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	110,605

See Notes to Schedule of Investments.

12

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	$700,000	$712,759
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	95,681

Total Biotechnology				3,875,273

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	738,051
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	1,870,000	1,953,020
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	89,430
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	270,302
Medtronic Inc., Senior Notes	3.500%	3/15/25	178,000	192,238

Total Health Care Equipment & Supplies				3,243,041

Health Care Providers & Services - 2.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,087,642
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,853
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	338,157
Anthem Inc., Senior Notes	3.650%	12/1/27	470,000	499,368
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	483,218
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	317,905
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	805,581
Cigna Corp., Senior Notes	4.375%	10/15/28	1,610,000	1,801,335
CVS Health Corp., Senior Notes	3.350%	3/9/21	139,000	141,773
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,063,502
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,600,000	3,856,148
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	921,282
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,270,000	3,568,810
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	112,948
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,837,606
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,306,428
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	350,000	352,358
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	386,216
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	234,736
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	206,839
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,291,765

Total Health Care Providers & Services				20,685,470

Pharmaceuticals - 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	600,000	616,507
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	570,000	599,122
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	529,961	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	980,000	1,016,513	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	782,419	(a)

See Notes to Schedule of Investments.

13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	$320,000	$346,681	(a)
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	690,035
Express Scripts Holding Co., Senior Notes	3.500%	6/15/24	820,000	859,838
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,434,977
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	135,393
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	201,537

Total Pharmaceuticals				7,212,983

TOTAL HEALTH CARE				35,016,767

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	74,023
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	92,933
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	351,640
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,173,330
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	195,181
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	488,414
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	589,212
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,398,208
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	172,455
United Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	307,766
United Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	148,831

Total Aerospace & Defense				4,991,993

Airlines - 0.0%
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	247,225	272,875

Commercial Services & Supplies - 0.4%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	470,237
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,143,234
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	786,723
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	477,739
Waste Management Inc., Senior Notes	3.200%	6/15/26	190,000	202,437
Waste Management Inc., Senior Notes	3.450%	6/15/29	590,000	645,875

Total Commercial Services & Supplies				3,726,245

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,694,289

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	280,000	280,459
General Electric Co., Senior Notes	5.500%	1/8/20	50,000	50,443
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	223,453

See Notes to Schedule of Investments.

14

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - (continued)
General Electric Co., Senior Notes	4.650%	10/17/21	$1,330,000	$1,377,915
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,028,816
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	212,569
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,216,145

Total Industrial Conglomerates				5,389,800

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	648,562
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	506,390

Total Road & Rail				1,154,952

Trading Companies & Distributors - 0.1%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	290,000	309,850	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	843,679	(a)

Total Trading Companies & Distributors				1,153,529

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	753,723	(a)

TOTAL INDUSTRIALS				20,137,406

INFORMATION TECHNOLOGY - 2.2%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,266,460	(a)

IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,690,000	1,759,402
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	747,935
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	844,127
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,500,616
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	406,884

Total IT Services				5,258,964

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	590,000	583,059
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	152,836

Total Semiconductors & Semiconductor Equipment				735,895

Software - 0.9%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,279,155
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	508,623
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	752,968
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,424,601
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	732,525

See Notes to Schedule of Investments.

15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	3.450%	8/8/36	$20,000	$22,501
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,038,714
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	387,118
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	793,022

Total Software				8,939,227

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.000%	11/13/20	170,000	170,518
Apple Inc., Senior Notes	1.550%	8/4/21	290,000	288,656
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,818,736
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,197,968
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	86,526
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	893,899
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	2,011,645	(a)

Total Technology Hardware, Storage & Peripherals				6,467,948

TOTAL INFORMATION TECHNOLOGY				22,668,494

MATERIALS - 1.9%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,174,066	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	584,769	(a)

Total Chemicals				1,758,835

Metals & Mining - 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,022,177	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	746,591	(a)
ArcelorMittal, Senior Notes	4.550%	3/11/26	1,350,000	1,416,055
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	40,922
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,670,000	1,958,442	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,404,726	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	388,681	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	110,000	110,282	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,886,305	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,450,000	1,527,472	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	430,000	444,842	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,070,107

See Notes to Schedule of Investments.

16

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	$1,140,000	$1,319,686
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	798,158
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,705,987

Total Metals & Mining				15,840,433

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,877,928

TOTAL MATERIALS				19,477,196

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	549,931	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	2.700%	9/17/19	1,260,000	1,260,083	(a)

TOTAL REAL ESTATE				1,810,014

UTILITIES - 1.0%
Electric Utilities - 1.0%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	721,057	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,660,083
Duke Energy Corp., Senior Notes	3.150%	8/15/27	60,000	63,050
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,816,169
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,148,263
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,000,000	2,151,776
MidAmerican Energy Co.	3.650%	4/15/29	810,000	907,157
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	730,000	781,905	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	580,000	680,439	(a)

TOTAL UTILITIES				9,929,899

TOTAL CORPORATE BONDS & NOTES (Cost - $398,364,231)				414,916,505

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%
U.S. Government Agencies - 1.5%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	330,000	330,396
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	2,043,530
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	8,690,000	8,671,744
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,715,639

Total U.S. Government Agencies				14,761,309

U.S. Government Obligations - 24.2%
U.S. Treasury Bonds	3.750%	11/15/43	20,880,000	28,242,647

See Notes to Schedule of Investments.

17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.000%	2/15/48	$18,190,000	$22,297,672
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	6,873,975
U.S. Treasury Bonds	3.000%	8/15/48	17,920,000	22,004,500
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,397,585
U.S. Treasury Bonds	2.875%	5/15/49	3,660,000	4,409,514
U.S. Treasury Notes	1.875%	4/30/22	14,020,000	14,173,344
U.S. Treasury Notes	2.750%	8/31/23	2,000,000	2,102,539
U.S. Treasury Notes	2.875%	9/30/23	200,000	211,496
U.S. Treasury Notes	2.250%	4/30/24	280,000	290,555
U.S. Treasury Notes	1.750%	6/30/24	4,530,000	4,602,993
U.S. Treasury Notes	1.750%	7/31/24	480,000	488,034
U.S. Treasury Notes	2.250%	11/15/24	77,350,000	80,554,284
U.S. Treasury Notes	2.000%	2/15/25	4,390,000	4,522,986
U.S. Treasury Notes	2.875%	7/31/25	11,140,000	12,039,903
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	8,834,413
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,147,415
U.S. Treasury Notes	2.250%	11/15/25	8,130,000	8,516,969
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,240,877
U.S. Treasury Notes	1.875%	6/30/26	12,860,000	13,210,887
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	3,051,617
U.S. Treasury Notes	2.375%	5/15/29	2,170,000	2,339,023
U.S. Treasury Notes	1.625%	8/15/29	590,000	596,591

Total U.S. Government Obligations				247,149,819

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $239,083,813)				261,911,128

MORTGAGE-BACKED SECURITIES - 13.4%
FHLMC - 3.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/49	4,401,789	4,546,436
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-9/1/48	11,403,945	11,848,426
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49-9/1/49	5,492,789	5,636,583
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/49	400,000	409,381	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/25/49	3,000,000	3,070,664	(e)(f)(j)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	1,655,135	1,751,945

See Notes to Schedule of Investments.

18

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/48-9/1/48	$2,000,038	$2,061,171
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	9/1/48-12/1/48	1,016,773	1,049,251

Total FHLMC				30,373,857

FNMA - 9.3%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	357	360
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	170,000	183,640
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	500,000	560,371
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	495,700	554,748
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	558,104
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	580,000	658,366
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	900,000	1,013,583
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	100,000	110,627
Federal National Mortgage Association (FNMA)	3.160%	6/1/29	2,260,000	2,465,983
Federal National Mortgage Association (FNMA)	3.500%	12/1/42-3/1/57	21,063,582	21,831,629
Federal National Mortgage Association (FNMA)	3.000%	6/1/46-8/1/49	6,883,899	7,093,479
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	17,559,392	18,410,892
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	83,482	89,394
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	6,230,358	6,569,277
Federal National Mortgage Association (FNMA)	3.000%	8/1/49-9/1/49	5,598,866	5,749,816	(i)
Federal National Mortgage Association (FNMA)	3.000%	8/1/49	1,500,000	1,545,469	(e)(j)
Federal National Mortgage Association (FNMA)	2.500%	9/1/49	5,100,000	5,131,145	(j)

See Notes to Schedule of Investments.

19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	9/1/49	$8,500,000	$8,668,672	(j)
Federal National Mortgage Association (FNMA)	3.000%	9/1/49	1,400,000	1,436,750	(e)(f)(j)
Federal National Mortgage Association (FNMA)	3.500%	9/1/49	10,200,000	10,484,484	(j)
Federal National Mortgage Association (FNMA)	4.000%	9/1/49	1,300,000	1,349,766	(j)
Federal National Mortgage Association (FNMA)	5.000%	9/1/49	100,000	106,797	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.428%)	4.391%	5/1/43	850,811	876,911	(b)

Total FNMA				95,450,263

GNMA - 1.1%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	1,350,106	1,397,529
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-2/20/49	380,850	396,771
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	110,825	114,407
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/48	156,698	163,882
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-8/20/48	163,151	170,418	(i)
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	189,899	199,778
Government National Mortgage Association (GNMA) II	3.000%	9/20/49-10/20/49	6,200,000	6,390,442	(j)
Government National Mortgage Association (GNMA) II	3.500%	9/20/49	2,100,000	2,182,195	(j)

Total GNMA				11,015,422

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $134,270,385)				136,839,542

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 9.2%
280 Park Avenue Mortgage Trust, 2017- 280P A (1 mo. USD LIBOR + 0.880%)	3.075%	9/15/34	730,000	730,968	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	4.372%	4/25/35	348,706	354,729	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.416%	5/28/36	830,829	828,638	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,341,722	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	2,200,000	2,605,428

See Notes to Schedule of Investments.

20

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	$2,760,000	$3,109,432
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	687,980
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	603,431	(a)(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.167%	7/15/47	4,528,821	177,227	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.366%	3/10/47	3,495,362	144,473	(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	86,182
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	74,097	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.231%	10/10/46	40,000	40,724	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	3,017,075	(a)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	582,911	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	1,283,957	1,334,023	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	6,627,897	6,677,863	(a)(b)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.427%	8/15/20	639,291	640,095	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	2,530,000	2,554,017	(a)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	2,530,000	2,556,671	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	3.175%	5/15/36	1,900,000	1,902,375	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.812%	12/29/45	125,582	125,750	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	1,080,000	1,215,054
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	2,499,226	121,529	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	1,999,416	158,795	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K712 X1, IO	1.379%	11/25/19	1,287,277	1,288	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	639,657

See Notes to Schedule of Investments.

21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	$2,719,694	$230,552
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.055%	9/15/42	651,481	93,065	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 170 B, IO	10.000%	3/1/21	3	0	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.795%	4/25/24	312,889	314,062	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.745%	12/25/27	207,135	208,285	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.995%	4/25/28	1,153,676	1,165,671	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	4.795%	3/25/28	208,799	209,683	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.166%	7/25/28	472,593	476,315	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	4.145%	12/25/28	528,276	530,002	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.145%	11/25/24	1,153,351	1,230,164	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	8.145%	9/25/28	2,169,984	2,350,444	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.395%	1/25/29	2,070,000	2,184,577	(a)(b)

See Notes to Schedule of Investments.

22

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	3.516%	7/25/29	$2,520,000	$2,523,146	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	460,000	525,732
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	950,000	1,069,487
Federal National Mortgage Association (FNMA) ACES, 2019-M10 A2	3.300%	12/25/37	360,000	408,149
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	1,264,695	102,076
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	4	3
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	908,382	50,707
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,620,953	2,665,420	(a)(b)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	6.224%	12/25/45	10,062	10,065	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.730%	8/20/58	610,675	609,306	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.830%	11/20/60	1,681,789	1,681,363	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.880%	2/20/61	520,413	520,836	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.880%	3/20/61	253,898	254,136	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.948%	4/16/53	3,450,201	100,732	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	2.730%	12/20/62	1,064,533	1,062,023	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.589%	4/16/47	7,415,699	270,097	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.955%	6/16/54	4,834,116	230,368	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.859%	8/16/54	3,419,894	136,086	(b)

See Notes to Schedule of Investments.

23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.645%	5/16/55	$4,766,992	$190,149	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	6,520,090	298,072	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	629,412	644,454
GS Mortgage Securities Corp. II, 2018-
SRP5 A (1 mo. USD LIBOR + 1.300%)	3.495%	9/15/31	3,030,000	2,997,997	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.695%	9/15/31	2,360,000	2,334,819	(a)(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	266,413	(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.120%	10/10/49	570,000	604,857	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.380%	9/26/37	704,197	695,696	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	4.375%	1/19/35	142,975	142,371	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.645%	5/25/37	1,210,804	1,222,753	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.054%	1/15/47	90,000	99,234	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.709%	9/15/47	300,000	311,846	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.411%	7/15/48	654,000	709,671	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.945%	5/15/28	657,048	656,245	(a)(b)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,301,925	1,327,639	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,411,634	4,498,891	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	660,885	(a)(b)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.587%	2/25/34	230,192	233,250	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,353,598
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.595%	5/15/36	1,930,000	1,933,626	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	3.045%	7/25/34	96,914	97,304	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,520,630	(a)(b)

See Notes to Schedule of Investments.

24

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	$459,000	$470,767	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	7/22/24	1,300,000	1,338,995	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	7/22/24	2,550,000	2,626,500	(a)(e)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	972,085	1,007,417	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	980,183	1,030,703	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	1,052,026	1,105,636	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,717,045	1,815,566	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	7,987	6,509
SACO I Trust, 2007-VA1 A	8.922%	6/25/21	109,029	104,362	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.630%	12/10/45	570,000	566,290	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	538,473	577,447
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR9 A7	4.417%	8/25/34	1,934,750	1,965,196	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	2.885%	11/25/34	531,967	536,346	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.865%	7/25/45	2,473,811	2,467,804	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	359,675	373,163	(a)(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-M A7 (1 Year Treasury Constant Maturity Rate + 2.490%)	4.889%	8/25/34	125,093	132,362	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.738%	10/15/57	5,592,306	135,252	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $93,187,341)				93,585,401

ASSET-BACKED SECURITIES - 6.7%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	2.676%	7/25/34	1,029,632	1,010,674	(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.673%	5/1/26	432,985	434,148	(a)(b)

See Notes to Schedule of Investments.

25

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.843%	5/1/27	$607,714	$608,137	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	3.381%	11/10/30	500,000	498,018	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.383%	4/15/31	1,250,000	1,245,276	(a)(b)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.778%	10/20/27	1,500,000	1,503,187	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	1,000,000	1,028,670	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	4.128%	4/22/31	250,000	249,993	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	3.223%	4/15/30	860,000	851,242	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	3.283%	7/17/26	902,713	903,607	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	2,960,000	3,111,412	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	460,000	462,585	(a)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.278%	4/20/31	1,000,000	988,145	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	4.752%	3/25/44	438,875	447,548	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.528%	1/20/29	750,000	749,985	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.328%	11/23/25	511,132	511,614	(a)(b)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	1,590,000	1,589,959	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.498%	7/20/31	750,000	748,516	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.978%	4/20/29	1,250,000	1,248,619	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.368%	10/20/28	250,000	249,923	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.070%)	3.373%	10/15/26	1,250,000	1,249,151	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	3.075%	12/25/35	1,470,000	1,481,167	(b)

See Notes to Schedule of Investments.

26

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.345%	11/15/36	$707,566	$627,916	(b)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.335%	1/15/37	934,616	900,445	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	4.045%	10/27/31	372,659	378,338	(a)(b)
Dryden 37 Senior Loan Fund, 2015-37A AR (3 mo. USD LIBOR + 1.100%)	3.403%	1/15/31	750,000	746,728	(a)(b)
Dryden 75 CLO Ltd., 2019-75 AAR (3 mo. USD LIBOR + 1.200%)	3.534%	7/15/30	800,000	799,984	(a)(b)
Education Loan Asset-Backed Trust I, 2013-1 A2 (1 mo. USD LIBOR + 0.800%)	2.945%	4/26/32	3,000,000	2,980,832	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	3.355%	3/25/33	658,764	653,289	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,496,337
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	38,067	38,229	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.356%	7/25/27	730,000	729,366	(a)(b)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	3,380,000	3,412,793	(a)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	3,530,000	3,641,262	(a)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.528%	1/20/29	1,020,000	1,020,872	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	4.078%	1/20/29	460,000	459,988	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.303%	4/15/31	1,000,000	988,198	(a)(b)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.678%	10/20/29	750,000	752,186	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	4,077,992	4,170,718	(a)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	2,651,911	2,772,006	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.878%	10/20/30	550,000	544,422	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.563%	12/7/20	626,785	626,103	(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	2.945%	12/26/33	1,003,017	1,005,503	(a)(b)

See Notes to Schedule of Investments.

27

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.568%	8/15/29	$500,000	$501,261	(a)(b)
OZLM VII Ltd., 2014-7RA A2R (3 mo. USD LIBOR + 1.600%)	3.903%	7/17/29	1,250,000	1,232,724	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.316%	4/30/27	1,250,000	1,248,542	(a)(b)
SLM Private Credit Student Loan Trust, 2002-A A2 (3 mo. USD LIBOR + 0.550%)	2.960%	12/16/30	671,566	671,241	(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	3.160%	3/15/33	565,014	553,053	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	3.160%	3/15/33	1,149,737	1,125,398	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	4.059%	1/23/28	750,000	749,225	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.523%	7/17/28	1,000,000	1,000,564	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.953%	10/13/29	1,000,000	994,838	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	1,790,696	1,818,670	(a)(b)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	1,294,727	1,313,011	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.978%	10/20/28	530,000	525,523	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.193%	4/15/29	1,000,000	994,808	(a)(b)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	3.698%	10/20/28	500,000	500,533	(a)(b)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	3.200%	1/18/29	500,000	497,181	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.013%	6/7/30	500,000	498,335	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.553%	10/15/31	820,000	815,838	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	1,750,000	1,734,775	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	656,137	656,230	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.833%	10/15/28	500,000	501,214	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $67,841,401)				68,850,055

See Notes to Schedule of Investments.

28

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 5.2%
Brazil - 0.0%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	$480,000	$499,085

Canada - 0.3%
Province of Ontario Canada, Senior Notes	4.400%	4/14/20	1,440,000	1,460,802
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,448,020

Total Canada				2,908,822

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,310,442
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	560,000	638,400
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,186,809
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,764,300

Total Colombia				5,899,951

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	680,790	(a)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	240,000	244,913	(l)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	543,073	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	214,557	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	245,837	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,355,684	(l)

Total Indonesia				4,604,064

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,549,245	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,386,087	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,197,501

See Notes to Schedule of Investments.

29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	$1,340,000	$1,397,955
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,923,008

Total Mexico				7,518,464

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,363,622
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,540,712

Total Panama				2,904,334

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	2,053,701
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,176,183

Total Peru				3,229,884

Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,451,588
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,038,079

Total Poland				3,489,667

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,481,949	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	214,570	(l)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,177,512	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,719,889	(a)

Total Qatar				5,593,920

Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	800,000	875,358	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	213,375	241,297	(l)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	67,500	76,333	(a)

See Notes to Schedule of Investments.

30

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Russia - (continued)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	$2,200,000	$2,723,875	(l)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,793,884	(l)

Total Russia				5,710,747

Saudi Arabia - 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	298,978	(a)

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,135,616	(a)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,496,450
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,542,262

Total Uruguay				4,038,712

TOTAL SOVEREIGN BONDS (Cost - $47,605,341)				53,448,366

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.1%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,286,518	4,093,189
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,229,282	1,346,971
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,854,236	3,317,373
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	8,724,517	10,340,815
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	1,905,959	1,969,390

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $18,072,485)				21,067,738

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Euro Futures, Call @ $98.13	12/16/19	108	270,000	43,875
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38	12/16/19	108	270,000	206,550
U.S. Treasury 10-Year Notes Futures, Call @ $131.50	9/20/19	333	333,000	254,953
U.S. Treasury 10-Year Notes Futures, Call @ $132.00	9/20/19	210	210,000	111,563

See Notes to Schedule of Investments.

31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $132.25	9/20/19	224	$224,000	$98,000
U.S. Treasury 10-Year Notes Futures, Put @ $131.25	9/20/19	45	45,000	19,688

TOTAL PURCHASED OPTIONS (Cost - $647,512)				734,629

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $999,072,509)				1,051,353,364

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,871,451)	2.120%		1,871,451	1,871,451	(m)

TOTAL INVESTMENTS - 103.3% (Cost - $1,000,943,960)				1,053,224,815
Liabilities in Excess of Other Assets - (3.3)%				(33,322,584)

TOTAL NET ASSETS - 100.0%				$1,019,902,231

See Notes to Schedule of Investments.

32

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2019.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of August 31, 2019.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2019, the Fund held TBA securities with a total cost of $40,183,540.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2019, the total market value of investments in Affiliated Companies was $1,871,451 and the cost was $1,871,451 (Note 2).

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SCHEDULE OF WRITTEN OPTIONS
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
EXCHANGE-TRADED WRITTEN OPTIONS
Eurodollar 1-Year Mid Curve Futures, Call	12/16/19	$97.63	216	$540,000	$(282,150)
U.S. Treasury 5-Year Notes Futures, Call	9/20/19	121.00	119	119,000	(11,156)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	118.25	119	119,000	(1,860)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	128.50	58	58,000	(187,594)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	133.00	59	59,000	(12,906)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	133.50	400	400,000	(56,250)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	134.00	56	56,000	(4,375)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	128.00	59	59,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	130.50	89	89,000	(18,078)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	166.00	112	112,000	(147,000)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	167.00	28	28,000	(26,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $313,032)					$(747,619)

(a)	Value is less than $1.

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	139	12/19	$34,018,829	$34,103,650	$84,821
90-Day Eurodollar	281	6/20	68,421,439	69,270,013	848,574
90-Day Eurodollar	55	3/21	13,397,412	13,589,812	192,400
U.S. Treasury 2-Year Notes	1,147	12/19	247,680,432	247,886,414	205,982
U.S. Treasury 10-Year Notes	1,140	12/19	149,846,472	150,159,375	312,903

					1,644,680

Contracts to Sell:
30-Day Federal Funds	383	11/19	156,962,808	156,867,007	95,801
U.S. Treasury 5-Year Notes	697	12/19	83,446,559	83,623,662	(177,103)
U.S. Treasury Long-Term Bonds	767	12/19	126,919,164	126,746,750	172,414
U.S. Treasury Ultra 10-Year Notes	56	12/19	8,061,116	8,088,500	(27,384)

See Notes to Schedule of Investments.

34

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
U.S. Treasury Ultra Long-Term Bonds	8	12/19	$1,577,434	$1,579,500	$(2,066)

					61,662

Net unrealized appreciation on open futures contracts					$1,706,342

At August 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$54,805,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$11,160	$574,107
	25,870,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(9,946)	316,474
	55,833,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	3,768	(615,063)
	23,808,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	125,962	(1,473,115)
	52,756,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(709,573)	(3,126,992)
	47,881,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	68,820	(1,708,519)
	33,409,000	4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	41,044	(1,133,747)
	11,493,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(409)	(4,333,004)
	12,510,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(61,050)	(3,179,398)
	3,122,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	4,178	(186,928)
	5,022,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	13,801	(351,005)

Total	$326,509,000				$(512,245)	$(15,217,190)

See Notes to Schedule of Investments.

35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.32 Index	$5,330,000	6/20/24	1.000% quarterly	$112,666	$72,894	$39,772

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

36

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

37

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$176,882,975	$0	*	$176,882,975
Other Corporate Bonds & Notes	—	238,033,530	—		238,033,530
U.S. Government & Agency Obligations	—	261,911,128	—		261,911,128
Mortgage-Backed Securities	—	132,332,128	4,507,414		136,839,542
Collateralized Mortgage Obligations	—	93,585,401	—		93,585,401
Asset-Backed Securities	—	68,850,055	—		68,850,055
Sovereign Bonds	—	53,448,366	—		53,448,366
U.S. Treasury Inflation Protected Securities	—	21,067,738	—		21,067,738
Purchased Options	$734,629	—	—		734,629

Total Long-Term Investments	734,629	1,046,111,321	4,507,414		1,051,353,364

Short-Term Investments†	—	1,871,451	—		1,871,451

Total Investments	$734,629	$1,047,982,772	$4,507,414		$1,053,224,815

Other Financial Instruments:
Futures Contracts	$1,912,895	—	—		$1,912,895
Centrally Cleared Interest Rate Swaps	—	$890,581	—		890,581
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	39,772	—		39,772

Total Other Financial Instruments	$1,912,895	$930,353	—		$2,843,248

Total	$2,647,524	$1,048,913,125	$4,507,414		$1,056,068,063

39

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Other Financial Instruments:
Written Options	$747,619	—	—	$747,619
Futures Contracts	206,553	—	—	206,553
Centrally Cleared Interest
Rate Swaps	—	$16,107,771	—	16,107,771

Total	$954,172	$16,107,771	—	$17,061,943

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2019. The following transactions were effected in shares of such companies for the period ended August 31, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$814,634	$85,353,817	85,353,817	$84,297,000	84,297,000	—	$53,942	—	$1,871,451

40

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.0%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	2,000,000	$1,995,799

U.S. Government Obligations - 26.8%
U.S. Treasury Bonds	3.750%	11/15/43	74,120,000	100,255,986
U.S. Treasury Bonds	2.500%	2/15/45	11,210,000	12,439,816
U.S. Treasury Bonds	3.000%	5/15/45	2,430,000	2,946,280
U.S. Treasury Bonds	2.875%	8/15/45	37,020,000	43,955,466
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000	36,645,875
U.S. Treasury Bonds	2.750%	11/15/47	11,130,000	13,017,970
U.S. Treasury Bonds	3.000%	2/15/48	27,310,000	33,477,153
U.S. Treasury Bonds	3.125%	5/15/48	4,070,000	5,105,306
U.S. Treasury Bonds	3.000%	8/15/48	18,670,000	22,925,447
U.S. Treasury Bonds	3.000%	2/15/49	4,870,000	5,998,946
U.S. Treasury Notes	1.625%	6/30/20	650,000	648,934
U.S. Treasury Notes	1.375%	5/31/21	8,800,000	8,770,265
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,666,908
U.S. Treasury Notes	2.875%	10/15/21	970,000	997,452
U.S. Treasury Notes	1.875%	1/31/22	6,140,000	6,197,443
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,930,891
U.S. Treasury Notes	1.750%	7/31/24	20,000	20,335
U.S. Treasury Notes	2.250%	11/15/24	11,850,000	12,340,895
U.S. Treasury Notes	2.000%	2/15/25	12,300,000	12,672,603
U.S. Treasury Notes	2.875%	5/31/25	16,650,000	17,963,464
U.S. Treasury Notes	2.250%	11/15/25	14,890,000	15,598,729
U.S. Treasury Notes	3.125%	11/15/28	1,760,000	2,004,062
U.S. Treasury Notes	2.625%	2/15/29	2,250,000	2,470,781
U.S. Treasury Notes	2.375%	5/15/29	18,020,000	19,423,589
U.S. Treasury Notes	1.625%	8/15/29	280,000	283,128

Total U.S. Government Obligations				379,757,724

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $330,252,863)				381,753,523

CORPORATE BONDS & NOTES - 23.1%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.4%
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,710,000	2,620,231

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,450,000	$2,630,687	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	930,000	961,853	(a)

Total Diversified Telecommunication Services				6,212,771

Entertainment - 0.1%
Walt Disney Co., Senior Notes	8.450%	8/1/34	440,000	722,273	(a)

Media - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,030,000	2,172,100	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	70,000	70,831
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000	794,993	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	63,150	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	1,140,695
Comcast Corp., Senior Notes	4.700%	10/15/48	4,640,000	5,822,175
DISH DBS Corp., Senior Notes	7.875%	9/1/19	350,000	350,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	926,399
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000	837,250
Fox Corp., Senior Notes	4.709%	1/25/29	1,090,000	1,262,579	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	580,000	727,260	(a)
Prosus NV, Senior Notes	5.500%	7/21/25	2,460,000	2,805,212	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,660,000	1,888,396	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	834,751
UBM PLC, Senior Notes	5.750%	11/3/20	920,000	949,592	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	205,750	(a)

Total Media				20,851,133

Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	412,104	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	1,950,000	2,127,938	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	700,000	$763,119	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	870,000	976,676

Total Wireless Telecommunication Services				4,279,837

TOTAL COMMUNICATION SERVICES				32,066,014

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	286,000	289,218
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	896,186	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	420,000	441,747	(a)

Total Auto Components				1,627,151

Automobiles - 0.1%
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	517,975
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	122,420
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	838,123

Total Automobiles				1,478,518

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	277,150

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	130,000	134,519	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	22,040
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	260,000	286,041
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	211,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	41,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	760,500

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,080,000	$2,124,763
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	554,576
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	810,373
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	682,398
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,812,800	(a)

Total Hotels, Restaurants & Leisure				7,441,010

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	529,375
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	405,175
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	118,250
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	64,575
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	469,700

Total Household Durables				1,587,075

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,670,175	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	130,000	137,694	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,170,400

Total Textiles, Apparel & Luxury Goods				3,978,269

TOTAL CONSUMER DISCRETIONARY				16,389,173

CONSUMER STAPLES - 1.3%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	6,040,000	7,945,057
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	440,000	601,012

Total Beverages				8,546,069

Food & Staples Retailing - 0.0%
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	15,100	16,160	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	54,099	61,381

Total Food & Staples Retailing				77,541

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,020,000	1,077,500

Tobacco - 0.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	482,724
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,520,000	1,719,383

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,080,000	$1,390,606
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,230,000	2,286,797
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,099,257
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	610,059

Total Tobacco				8,588,826

TOTAL CONSUMER STAPLES				18,289,936

ENERGY - 5.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	1,028,303

Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,302,000	2,380,358
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	3,248,445
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,229,125
Antero Resources Corp., Senior Notes	5.000%	3/1/25	830,000	722,100
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,070,000	1,116,550
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	450,000	498,375
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	100,000	72,751
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,230,000	3,397,152
Continental Resources Inc., Senior Notes	3.800%	6/1/24	190,000	192,906
Continental Resources Inc., Senior Notes	4.375%	1/15/28	160,000	164,345
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,413,700	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	251,687
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	49,355
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	290,000	305,225
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,730,000	1,929,642
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	756,900
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	392,441

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	$1,909,591
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,104,062
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,170,000	4,571,258	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	232,401	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	669,560	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	380,000	449,630
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	375,780
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	165,685	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,715,298
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,459,433	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,360,000	2,609,346	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	607,604
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	3,121,407	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	80,000	74,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	91,000	82,810
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	780,000	787,892
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	820,000	829,460
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,420,093
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,580,000	2,934,750
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	4,340,000	4,856,460
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	130,000	136,630
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,430,000	1,233,661
QEP Resources Inc., Senior Notes	6.875%	3/1/21	650,000	648,375
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	192,500
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	150,875

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	$346,500
Reliance Holding USA Inc., Senior Notes	5.400%	2/14/22	1,990,000	2,126,570	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,821,432	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	230,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	180,000	189,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	228,375	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	121,825	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,730,000	2,904,065	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	697,787
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	263,914
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,650
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,972,550
YPF SA, Senior Notes	8.500%	3/23/21	3,690,000	2,846,835	(a)
YPF SA, Senior Notes	8.750%	4/4/24	1,320,000	904,200	(a)
YPF SA, Senior Notes	6.950%	7/21/27	580,000	365,400	(a)

Total Oil, Gas & Consumable Fuels				69,500,321

TOTAL ENERGY				70,528,624

FINANCIALS - 6.2%
Banks - 4.4%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	9/16/19	370,000	323,487	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	261,053	(a)(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000		$258,378	(a)(c)(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000		668,063	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000		320,895	(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,220,000		1,304,206
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000		2,108,281
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000		1,256,199	(a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	950,000		1,056,500	(a)(c)(d)
BPCE SA, Junior Subordinated Notes (12.500% to 9/30/19 then 3 mo. USD LIBOR + 12.980%)	12.500%	9/30/19	1,022,000		1,034,264	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000		2,944,237	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		880,518
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		107,625
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,310,000		1,402,820	(c)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000		1,633,321
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000		1,926,607
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000		2,873,997
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,667,968	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,150,000		2,325,717
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000		323,477

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000		$1,929,116	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,300,000		1,314,040	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,558,590	(b)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	780,000		783,136	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,830,000		1,872,154	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	300,000		307,528	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,830,000		1,882,338	(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	450,000		476,620
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000		1,443,570	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		537,387	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000		1,261,671	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,312,000	EUR	1,468,976	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000		1,287,606
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	910,000		944,585	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,200,000	$1,307,561
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,751,963
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000	941,093	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	490,000	616,113	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/30/19	130,000	130,198	(c)(d)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	3,768,000	4,086,988
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	888,681
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000	4,144,749
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	608,073

Total Banks				63,220,349

Capital Markets - 1.1%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000	343,689
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	9/30/19	75,000	63,636	(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	650,027
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000	2,714,019
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000	915,711
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,737,736
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	644,009
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/4/19	100,000	0	*(c)(e)(f)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		$0	*(f)(g)(h)(i)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	7,810,000		8,288,362	(a)(c)(d)

Total Capital Markets					15,357,189

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,186,640
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,350,000		1,428,042
DAE Funding LLC, Senior Notes	5.750%	11/15/23	180,000		190,350	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,370,113
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,890,000		2,001,037	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	370,000		383,727	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	880,000		952,732	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,395,790

Total Diversified Financial Services					8,908,431

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	830,000		969,776

TOTAL FINANCIALS					88,455,745

HEALTH CARE - 2.8%
Biotechnology - 0.1%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000		169,574
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000		584,167

Total Biotechnology					753,741

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,009,000		2,153,517

Health Care Providers & Services - 2.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		172,803
Centene Corp., Senior Notes	5.625%	2/15/21	90,000		91,350

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Centene Corp., Senior Notes	4.750%	5/15/22	160,000	$164,563
Centene Corp., Senior Notes	6.125%	2/15/24	370,000	388,223
Centene Corp., Senior Notes	4.750%	1/15/25	2,080,000	2,163,200
Cigna Corp., Senior Notes	4.125%	11/15/25	460,000	500,766
Cigna Corp., Senior Notes	4.375%	10/15/28	1,140,000	1,275,479
CommonSpirit Health, Secured Notes	4.350%	11/1/42	3,750,000	4,093,348
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000	625,848
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	609,466
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	659,371
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,630,000	3,888,283
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,900,000	4,256,379
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,660,000	1,936,485
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	1,090,848
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	436,392	(a)
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,299,456
HCA Inc., Senior Notes	5.875%	5/1/23	450,000	498,094
HCA Inc., Senior Notes	5.875%	2/15/26	180,000	205,785
HCA Inc., Senior Notes	5.375%	9/1/26	360,000	402,300
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	787,155
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	11,301
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	851,254
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,191,086
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	724,268
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	206,932
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,475,612
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	998,367

Total Health Care Providers & Services				31,004,414

Pharmaceuticals - 0.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	330,000	374,550	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	380,000	427,500	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,400,000	1,682,012	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,300,000	$2,196,500
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	540,000	507,600
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	211,250

Total Pharmaceuticals				5,399,412

TOTAL HEALTH CARE				39,311,084

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	2.700%	2/1/27	710,000	730,153
Boeing Co., Senior Notes	3.250%	2/1/35	1,700,000	1,808,666

Total Aerospace & Defense				2,538,819

Airlines - 0.0%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	4,444	4,455	(a)
Continental Airlines Pass-Through Trust	7.250%	11/10/19	520,641	524,546
Continental Airlines Pass-Through Trust	6.703%	6/15/21	5,004	5,329

Total Airlines				534,330

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	290,258
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	40,000	43,650
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	580,000	624,521
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,460,000	1,565,850

Total Commercial Services & Supplies				2,524,279

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	758,632	(a)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,526,394
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	854,910

Total Industrial Conglomerates				3,139,936

TOTAL INDUSTRIALS				8,737,364

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,145,000	1,181,197	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 2.6%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	5,560,000	$6,651,150	(b)
OCP SA, Senior Notes	5.625%	4/25/24	3,220,000	3,553,174	(a)

Total Chemicals				10,204,324

Construction Materials - 0.0%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	250,000	256,565	(a)

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,497,031	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	639,611	642,010

Total Containers & Packaging				2,139,041

Metals & Mining - 1.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,640,000	1,726,100	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,790,000	1,937,138	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000	260,625	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,910,128	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	299,423	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	1,520,000	1,821,302
ArcelorMittal, Senior Notes	6.750%	3/1/41	840,000	989,513
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,249,975
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	492,595
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,330,000	1,559,718	(a)(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	320,000	302,400	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	260,000		$232,375	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000		400,748
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000		2,926,825
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000		126,456	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000		1,541,429	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,880,000		3,618,000

Total Metals & Mining					21,394,750

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	3,060,000		3,561,442	(a)

TOTAL MATERIALS					37,556,122

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,240,000		1,326,800

Real Estate Management & Development - 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	2,340,000		2,349,281	(b)

TOTAL REAL ESTATE					3,676,081

UTILITIES - 0.8%
Electric Utilities - 0.7%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,490,000		2,678,961
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,570,129
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	3,160,000		3,365,400	(b)

Total Electric Utilities					10,614,490

Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	704,053

TOTAL UTILITIES					11,318,543

TOTAL CORPORATE BONDS & NOTES (Cost - $304,727,599)					327,509,883

SOVEREIGN BONDS - 15.2%
Argentina - 0.4%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	129,420,000	ARS	625,801	(d)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	56,970,000	ARS	329,484
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		1,092,000

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,160,000		$845,100
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	250,000		95,000
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	340,000		128,353
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	360,000		140,400
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	3,240,000		1,178,550
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		559,000	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		577,500	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,770,000		592,950	(a)

Total Argentina					6,164,138

Brazil - 3.6%
Brazil Letras do Tesouro Nacional Serie F	0.000%	1/1/20	17,162,000	BRL	4,070,622
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	51,904,000	BRL	13,181,407
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,490,000	BRL	3,563,493
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	5,000,000	BRL	1,355,834
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	102,532,000	BRL	28,288,665

Total Brazil					50,460,021

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	200,000		202,002	(b)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	730,000		757,382	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,650,000		1,697,438	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	4,140,000		4,103,775	(a)

Total Ecuador					6,760,597

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	5,450,000		$6,796,913	(a)

India - 2.7%
India Government Bond, Senior Notes	6.840%	12/19/22	580,000,000	INR	8,381,988
India Government Bond, Senior Notes	7.350%	6/22/24	750,000,000	INR	10,919,021
India Government Bond, Senior Notes	7.590%	1/11/26	620,000,000	INR	9,136,225
India Government Bond, Senior Notes	7.590%	3/20/29	700,000,000	INR	10,337,939

Total India					38,775,173

Indonesia - 1.9%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		515,800
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,310,000		1,507,705	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	930,000		1,143,145	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		626,486
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	240,796,000,000	IDR	16,730,176
Indonesia Treasury Bond, Senior Notes	8.250%	5/15/29	93,966,000,000	IDR	7,068,151

Total Indonesia					27,591,463

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,510,000		2,650,497	(a)

Mexico - 2.6%
Mexican Bonos, Bonds	6.500%	6/9/22	119,126,900	MXN	5,883,501
Mexican Bonos, Bonds	10.000%	12/5/24	19,150,000	MXN	1,087,294
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	7,526,522
Mexican Bonos, Senior Notes	8.500%	5/31/29	182,700,000	MXN	10,085,033
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	7,242,914
Mexican Bonos, Senior Notes	8.000%	11/7/47	89,210,000	MXN	4,721,232

Total Mexico					36,546,496

Russia - 2.5%
Russian Federal Bond - OFZ	8.150%	2/3/27	52,000,000	RUB	835,087
Russian Federal Bond - OFZ	7.050%	1/19/28	871,231,000	RUB	13,177,385

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond - OFZ	6.900%	5/23/29	992,170,000	RUB	$14,776,283
Russian Federal Bond - OFZ	7.650%	4/10/30	276,210,000	RUB	4,323,260
Russian Federal Bond - OFZ	7.250%	5/10/34	15,420,000	RUB	232,202
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,531,876	(a)

Total Russia					34,876,093

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	61,530,000	UYU	1,650,047	(a)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	124,280,000	UYU	2,937,560	(a)

Total Uruguay					4,587,607

TOTAL SOVEREIGN BONDS (Cost - $246,469,311)					215,208,998

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 11.0%
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.355%	5/26/37	5,085,820		4,508,516	(a)(d)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.310%	9/29/36	1,089,248		1,079,289	(a)(d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.952%	9/29/36	15,176,064		13,538,658	(a)(d)
Banc of America Funding Trust, 2015-R2 9A2	2.897%	3/27/36	5,583,285		5,199,813	(a)(d)
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	2.335%	6/29/37	306,560		307,455	(a)(d)
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	2.544%	8/27/36	895,352		896,252	(a)(d)
Banc of America Mortgage Trust, 2004-A 1A1	4.871%	2/25/34	7,870		8,060	(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	6,700,000		6,335,249	(a)(d)
Bear Stearns Alt-A Trust, 2004-11 1A2 (1 mo. USD LIBOR + 0.840%)	2.985%	11/25/34	159		160	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	2.305%	1/25/37	2,374,960		2,323,924	(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.683%	5/15/37	4,900,000		4,907,590	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	4.074%	6/19/31	5,499	$5,593	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	5.103%	2/25/34	55,637	56,890	(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	2.405%	11/25/35	147,777	122,286	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,281,189	1,188,684
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.955%	11/25/35	5,903,982	740,848	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	2.405%	1/25/46	96,983	94,835	(d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	3.155%	4/25/36	8,559,098	1,811,842	(d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.355%	4/25/36	4,625,975	932,912	(d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.455%	7/25/36	2,577,373	424,083	(d)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP G (1 mo. USD LIBOR + 3.250%)	5.445%	8/15/35	6,000,000	5,874,332	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.702%	6/15/38	123,711	69,942	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,101,219	2,780,397
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,619,679	1,992,481	(d)
Credit Suisse Mortgage Trust, 2014- USA E	4.373%	9/15/37	2,170,000	2,086,947	(a)
Credit Suisse Mortgage Trust, 2014- USA F	4.373%	9/15/37	4,280,000	3,949,565	(a)
Credit Suisse Mortgage Trust, 2015-2R 3A1	2.686%	4/27/36	1,001,233	1,000,237	(a)(d)
Credit Suisse Mortgage Trust, 2015-2R 7A1	3.843%	8/27/36	897,785	910,897	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
CSMC Trust, 2015-2R 7A2	3.843%	8/27/36	3,860,789	$3,305,031	(a)(d)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.815%	7/15/32	9,800,000	9,813,162	(a)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.595%	6/25/34	23,636	22,499	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K015 X1, IO	1.726%	7/25/21	1,433,711	35,707	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	9.295%	7/25/23	958,866	1,085,221	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.895%	3/25/25	3,874,790	5,189,599	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.445%	3/25/29	2,122,673	2,128,591	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.595%	12/25/42	1,758,055	1,779,019	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	59,920	72,673
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	791,171	44,164
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.157%	2/25/36	56,594	47,578	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	5,824,339	5,923,156	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	13,972,722	63,291	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.615%	5/15/34	309,594	290,796	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	393,078	280,930	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.200%	9/16/46	6,302,188	$42,506	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.278%	2/16/53	3,406,828	64,928	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.127%	2/16/48	940,264	18,322	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.826%	9/16/55	2,638,168	139,191	(d)
Government National Mortgage Association (GNMA), 2017-21 IO	0.795%	10/16/58	6,262,072	438,081	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.792%	7/16/58	1,910,341	124,809	(d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.584%	1/16/55	59,392,612	1,301,533	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	2.375%	4/25/36	95,957	128,737	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	2.362%	11/19/46	156,841	134,638	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.268%	4/17/45	661,506	261,665	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	5,252,474	3,523,735	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.613%	2/15/51	101,604	97,414	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.403%	6/15/35	10,150,000	10,128,523	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	5.995%	7/15/34	7,920,000	7,933,991	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	11,050,000	414,311	(a)(d)
JPMorgan Resecuritization Trust, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	2.476%	7/27/46	1,057,378	1,061,163	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.801%	5/25/34	42,111	$42,464	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	885,351	563,928	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,141,687	727,201	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	133,433	57,802	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	277,416	211,530
Natixis Commercial Mortgage Securities Trust, 2015-FAME D	4.544%	8/15/24	4,530,000	4,451,142	(a)(d)(f)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	3,114,090	3,316,668	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	4.609%	8/25/36	145,554	117,851	(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.405%	2/25/36	9,728,932	2,029,563	(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.345%	11/15/27	7,530,000	6,257,927	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.707%	4/25/34	140,329	145,762	(d)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.573%	11/11/34	4,050,401	4,117,711	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	12.023%	11/11/34	4,050,401	4,122,696	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	1,386,145	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,650,000	1,385,131	(a)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	2,421,271	2,102,666	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	2.865%	11/25/34	3,053,411	3,109,099	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.481%	2/25/46	2,693,583	$2,604,057	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	493,839	512,359	(a)(d)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1	5.002%	5/25/35	43,876	44,784	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $153,718,161)				156,349,187

ASSET-BACKED SECURITIES - 5.9%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	7,400,000	7,059,630	(d)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.113%	4/17/29	2,300,000	2,200,113	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.180%	7/25/32	105,540	105,194	(d)
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	8.853%	10/15/29	3,700,000	3,604,862	(a)(d)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	3.090%	4/25/35	718,798	723,216	(d)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.787%	8/5/27	750,000	724,092	(a)(d)
Avis Budget Rental Car Funding Aesop LLC, 2019-1A C	4.530%	3/20/23	2,200,000	2,280,108	(a)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.428%	4/20/31	1,400,000	1,327,280	(a)(d)
Barings CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	9.750%	7/18/29	730,000	636,908	(a)(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	6.078%	1/20/29	1,570,000	1,570,884	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.926%	8/20/32	1,500,000	1,455,000	(a)(d)(f)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	786,000	785,980	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.978%	7/20/31	3,250,000	3,228,280	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.278%	4/20/29	3,600,000	$3,415,716	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.453%	10/15/26	1,980,000	1,955,616	(a)(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	2,451,739	2,601,074	(a)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.703%	4/17/30	250,000	227,489	(a)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	2.315%	4/15/37	1,609,673	1,472,891	(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	8.444%	8/15/24	4,000,000	4,020,676	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.928%	7/20/28	2,000,000	1,921,014	(a)(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,876,695	4,073,510	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	2,824,776	2,872,486	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	2.245%	8/25/36	378,881	161,167	(d)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	5.256%	10/29/29	1,550,000	1,506,544	(a)(d)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	5.927%	10/20/31	950,000	950,000	(a)(d)(f)(g)(k)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.253%	4/15/31	2,000,000	1,773,678	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	6.538%	4/17/30	2,020,000	2,014,231	(a)(d)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	9.053%	1/15/28	1,500,000	1,489,594	(a)(d)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	7.778%	7/20/31	400,000	361,051	(a)(d)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	2.385%	11/25/46	14,425	1,805	(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	2.365%	6/25/46	11,574	13,419	(d)
Madison Park Funding XV Ltd., 2014-15A DR (3 mo. USD LIBOR + 5.440%)	7.696%	1/27/26	750,000	741,674	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.405%	6/25/46	156,221	$149,497	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	6.183%	7/15/29	1,000,000	990,779	(a)(d)
Neuberger Berman CLO XVII Ltd., 2014-17A ER (3 mo. USD LIBOR + 6.550%)	8.828%	4/22/29	500,000	478,301	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.478%	10/20/27	1,250,000	1,214,323	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	6.078%	4/22/30	2,600,000	2,544,669	(a)(d)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	8.053%	7/15/27	1,870,000	1,838,229	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.593%	6/22/30	3,344,000	3,190,403	(a)(d)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	8.303%	4/15/29	750,000	701,357	(a)(d)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	2.910%	2/25/35	3,632,789	3,607,321	(d)
Symphony CLO XIV Ltd., 2014-14A D2 (3 mo. USD LIBOR + 3.600%)	5.903%	7/14/26	1,500,000	1,499,916	(a)(d)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.978%	4/20/29	1,750,000	1,739,929	(a)(d)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.853%	7/15/28	1,000,000	954,719	(a)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	2,170,296	2,186,488
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.043%	4/15/27	2,600,000	2,352,269	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.323%	6/7/30	800,000	756,404	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.953%	10/15/31	2,260,000	2,184,530	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $83,752,514)				83,664,316

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.5%
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/26	1,581,691	1,601,493

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	19,455,309		$24,230,587
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	7,103,726		7,783,823
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	6,022,005		6,999,154
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,510,185		5,121,842
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	14,578,190		17,278,935

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $53,825,832)					63,015,834

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.8%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	235,154,822	ARS	1,785,674

Germany - 0.5%
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	0.100%	4/15/26	5,899,734	EUR	7,232,517	(b)

Japan - 3.1%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/23	104,900,000	JPY	1,004,714
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,136,870,000	JPY	10,915,493
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/24	1,725,500,000	JPY	16,632,108
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	1,017,000,000	JPY	9,831,590
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	598,858,041	JPY	5,828,768

Total Japan					44,212,673

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $56,070,136)					53,230,864

SENIOR LOANS - 3.6%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.362%	2/22/24	1,730,000		1,733,514	(d)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.830%	11/1/24	1,346,582	$1,212,766	(d)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.695%	1/15/26	640,000	640,600	(d)(l)(m)

Total Diversified Telecommunication Services				3,586,880

Media - 0.2%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	809,225	812,108	(d)(l)(m)
iHeartCommunications Inc., Term Loan	—	5/4/26	199,228	200,193	(n)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.885%	1/31/26	741,899	730,771	(d)(l)(m)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	3/15/24	1,445,646	1,385,562	(d)(l)(m)

Total Media				3,128,634

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.500%)	4.625%	2/2/24	608,647	605,603	(d)(l)(m)

TOTAL COMMUNICATION SERVICES				7,321,117

CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.862%	5/2/22	1,358,338	1,359,308	(d)(l)(m)

Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USDLIBOR + 2.250%)	4.362%	2/16/24	320,229	320,294	(d)(l)(m)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.112%	7/31/24	359,089	358,773	(d)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	4.387%	9/15/23	207,345	207,695	(d)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862%	12/23/24	1,303,242	1,285,934	(d)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.112%	11/30/23	582,504	$584,142	(d)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862-4.932%	10/4/23	609,741	610,551	(d)(l)(m)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.895%	6/22/26	1,049,736	1,053,861	(d)(l)(m)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.112%	5/15/26	700,000	704,562	(d)(l)(m)
Scientific Games International Inc., Initial Term Loan B5	4.862-4.896%	8/14/24	2,209,860	2,187,761	(d)(l)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.620%	6/8/23	1,119,609	1,122,357	(d)(l)(m)

Total Hotels, Restaurants & Leisure				8,435,930

Specialty Retail - 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.230-6.244%	7/1/22	1,642,503	1,101,845	(d)(l)(m)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.862-4.980%	11/8/23	1,111,500	964,226	(d)(l)(m)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.612-4.667%	1/30/23	639,969	608,238	(d)(l)(m)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.620%	8/19/22	763,663	755,470	(d)(l)(m)

Total Specialty Retail				3,429,779

TOTAL CONSUMER DISCRETIONARY				13,225,017

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.862%	8/17/26	912,951	917,088	(d)(l)(m)

Food Products - 0.1%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.150%	5/24/24	938,757	940,444	(d)(l)(m)

TOTAL CONSUMER STAPLES				1,857,532

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.5%
Capital Markets - 0.1%
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	12/2/24	418,947	$419,000	(d)(l)(m)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.112%	3/27/23	541,721	543,451	(d)(l)(m)

Total Capital Markets				962,451

Diversified Financial Services - 0.3%
Finco I LLC, 2018 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	4.112%	12/27/22	800,892	803,037	(d)(l)(m)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.112%	8/25/22	747,990	745,653	(d)(l)(m)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	7/10/25	55,494	55,689	(d)(l)(m)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.870%	2/1/23	1,680,651	1,644,938	(d)(l)(m)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.370%	4/29/26	319,180	319,512	(d)(l)(m)

Total Diversified Financial Services				3,568,829

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.112%	11/3/24	1,830,754	1,833,957	(d)(l)(m)

TOTAL FINANCIALS				6,365,237

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.5%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.432%	4/28/22	1,328,922	1,254,724	(d)(l)(m)
HCA Inc., Term Loan B10 (3 mo. USD LIBOR + 2.000%)	4.330%	3/13/25	448,581	450,544	(d)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.612%	8/18/22	577,967	575,871	(d)(l)(m)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.645%	11/16/25	1,396,491	1,388,112	(d)(l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	6/7/23	1,673,060	1,560,129	(d)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.744%	3/5/26	850,000	$847,167	(d)(l)(m)
Radnet Management Inc., First Lien Term Loan B1	5.830-8.000%	6/30/23	761,605	758,749	(d)(l)(m)

Total Health Care Providers & Services				6,835,296

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B	6.681-6.701%	2/11/26	1,097,250	1,093,135	(d)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.612%	3/1/24	1,011,906	1,000,873	(d)(l)(m)

Total Health Care Technology				2,094,008

Pharmaceuticals - 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.201%	6/2/25	365,376	366,366	(d)(l)(m)

TOTAL HEALTH CARE				9,295,670

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.922%	1/15/25	797,378	800,006	(d)(l)(m)

Electrical Equipment - 0.0%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.612%	8/1/25	39,900	40,016	(d)(l)(m)

Trading Companies & Distributors - 0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.625-4.688%	8/15/25	1,544,400	1,547,296	(d)(l)(m)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/6/23	675,000	677,049	(d)(l)(m)

Total Trading Companies & Distributors				2,224,345

Transportation Infrastructure - 0.1%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/31/22	1,210,000	1,212,931	(d)(l)(m)

TOTAL INDUSTRIALS				4,277,298

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	6.362%	11/29/25	638,396	$611,463	(d)(l)(m)

IT Services - 0.0%
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.866%	9/30/24	467,894	468,723	(d)(l)(m)

Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.862%	3/31/23	734,512	733,995	(d)(l)(m)

Software - 0.3%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.120%	9/7/23	728,700	731,159	(d)(l)(m)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.112%	10/31/24	1,715,429	1,717,217	(d)(l)(m)
Ultimate Software Group Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.080%	5/4/26	2,070,000	2,077,763	(d)(l)(m)

Total Software				4,526,139

TOTAL INFORMATION TECHNOLOGY				6,340,320

MATERIALS - 0.2%
Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.250%)	4.451%	10/3/22	487,640	488,402	(d)(l)(m)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	2/6/23	1,699,753	1,700,815	(d)(l)(m)

TOTAL MATERIALS				2,189,217

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.362%	4/18/24	678,838	679,792	(d)(l)(m)

TOTAL SENIOR LOANS (Cost - $52,616,728)				51,551,200

MORTGAGE-BACKED SECURITIES - 1.8%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	5/1/43-7/1/43	372,505	403,091

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 1.4%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	412,565	$457,945
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	327,418	365,412
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	10,569,995	11,178,256
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,045,606	1,124,034
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-11/1/48	6,654,026	6,821,967
Federal National Mortgage Association (FNMA)	3.000%	9/1/49	300,000	305,953	(o)

Total FNMA				20,253,567

GNMA - 0.4%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	630,732	652,885
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	102,484	110,862
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	352,530	363,908
Government National Mortgage Association (GNMA) II	4.000%	8/20/48	83,766	87,386
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	94,949	99,889
Government National Mortgage Association (GNMA) II	3.000%	9/20/49-10/20/49	3,900,000	4,019,701	(o)
Government National Mortgage Association (GNMA) II	3.500%	9/20/49	100,000	103,914	(o)

Total GNMA				5,438,545

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $25,019,702)				26,095,203

MUNICIPAL BONDS - 0.4%
California - 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	422,856	(a)

Illinois - 0.4%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	1,470,000	1,675,903
State of Illinois, GO	5.100%	6/1/33	3,100,000	3,376,210

Total Illinois				5,052,113

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Michigan - 0.0%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	790,000	$727,385	(d)

TOTAL MUNICIPAL BONDS (Cost - $5,514,814)				6,202,354

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve
Futures, Put @ $98.00	9/13/19	2,353	5,882,500	14,706
Eurodollar Futures, Call @ $100.00	9/14/20	1,265	3,162,500	47,438
Eurodollar Futures, Put @ $97.38	9/16/19	959	2,397,500	5,994
Euro-Bund Futures, Call @ 185.00EUR	9/20/19	2,633	263,300,000	0	(h)
U.S. Treasury 2-Year Notes Futures, Put @ $105.63	11/22/19	1,251	2,502,000	0	(h)
U.S. Treasury 2-Year Notes Futures, Put @ $105.75	11/22/19	1,251	2,502,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Call @ $132.00	11/22/19	3,015	3,015,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Put @ $115.75	9/20/19	792	792,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Put @ $118.00	9/20/19	792	792,000	6,188
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	9/20/19	1,643	1,643,000	564,781
U.S. Treasury 10-Year Notes Futures, Call @ $133.00	9/20/19	820	820,000	179,375
U.S. Treasury 10-Year Notes Futures, Call @ $147.50	11/22/19	130	130,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Put @ $126.50	9/20/19	1,449	1,449,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Put @ $130.00	9/20/19	3,881	3,881,000	424,484
U.S. Treasury Long-Term Bonds Futures, Put @ $148.00	9/20/19	925	925,000	0	(h)
U.S. Treasury Long-Term Bonds Futures, Put @ $151.00	9/20/19	1,241	1,241,000	0	(h)
U.S. Treasury Long-Term Bonds Futures, Put @ $151.50	9/20/19	1,241	1,241,000	0	(h)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00		9/20/19	137	137,000	$23,547
U.S. Treasury Long-Term Bonds Futures, Put @ $155.00		10/25/19	1,093	1,093,000	187,859

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					1,454,372

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption with BNP Paribas SA to sell protection on Markit CDX.NA.HY.32 Index, Call @ $107.00	BNP Paribas SA	10/16/19	29,799,000	29,799,000	104,605
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.IG.32 Index, Call @ 62.50bps	Goldman Sachs Group Inc.	9/18/19	69,535,000	69,535,000	267,981
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.IG.32 Index, Call @ 67.50bps	Goldman Sachs Group Inc.	9/18/19	30,370,000	30,370,000	181,044
U.S. Dollar/Euro, Put @ $1.12	Barclays Bank PLC	9/18/19	15,100,000	15,100,000	9,928

TOTAL OTC PURCHASED OPTIONS					563,558

TOTAL PURCHASED OPTIONS (Cost - $3,655,169)					2,017,930

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $1,171,775)	7.943%	47,249	$1,237,924	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,316,794,604)			1,367,837,216

SHORT-TERM INVESTMENTS - 0.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,682,396)	2.120%	1,682,396	1,682,396	(p)

TOTAL INVESTMENTS - 96.7% (Cost - $1,318,477,000)			1,369,519,612
Other Assets in Excess of Liabilities - 3.3%			47,083,896

TOTAL NET ASSETS - 100.0%			$1,416,603,508

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on these securities is currently in default as of August 31, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of August 31, 2019.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of August 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(o)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2019, the Fund held TBA securities with a total cost of $4,396,012.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2019, the total market value of investments in Affiliated Companies was $1,682,396 and the cost was $1,682,396 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EUR	— Euro
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	9/13/19	$99.00	2,353	5,882,500	$(58,825)
U.S. Treasury 5-Year Notes Futures, Put	10/25/19	116.00	1,584	1,584,000	(24,750)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	131.50	458	458,000	(350,656)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	132.50	821	821,000	(577,266)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	133.50	860	860,000	(362,813)
U.S. Treasury 10-Year Notes Futures, Call	11/22/19	136.00	1,370	1,370,000	(278,281)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	128.00	183	183,000	0 (a)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	131.00	379	379,000	(130,281)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	131.50	458	458,000	(250,469)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	126.00	1,266	1,266,000	(39,563)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	127.00	1,370	1,370,000	(149,844)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	170.00	137	137,000	(42,813)
U.S. Treasury Long-Term Bonds Futures, Call	11/22/19	172.00	1,093	1,093,000	(1,144,234)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	151.00	1,093	1,093,000	(68,313)
U.S. Treasury Long-Term Bonds Futures, Put	11/22/19	150.00	1,093	1,093,000	(119,547)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $3,725,351)					$(3,597,655)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.32 Index, Put	Bank of America N.A.	9/18/19	$100.38		14,080,000	14,080,000	‡	$(5,491)
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.32 Index, Put	Bank of America N.A.	9/18/19	101.50		15,047,000	15,047,000	‡	(7,346)
Credit default swaption with BNP Paribas SA to sell protection on Markit CDX.NA.HY.32 Index, Put	BNP Paribas SA	10/16/19	102.50		29,799,000	29,799,000	‡	(52,412)
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.IG.32 Index, Put	Goldman Sachs Group Inc.	9/18/19	85.00	bps	69,535,000	69,535,000	‡	(4,224)
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.IG.32 Index, Put	Goldman Sachs Group Inc.	9/18/19	95.00	bps	30,370,000	30,370,000	‡	(1,005)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	11/22/19	20.53	MXN	8,100,000	8,100,000		(147,360)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $553,816)								$(217,838)

TOTAL WRITTEN OPTIONS (Premiums received - $4,279,167)								$(3,815,493)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
MXN	— Mexican Peso

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	11	12/19	$2,677,973	$2,698,850	$20,877
Australian 10-Year Bonds	1	9/19	96,782	100,202	3,420
Euro-BTP	200	9/19	28,326,113	31,940,591	3,614,478
U.S. Treasury 2-Year Notes	2,491	12/19	538,530,497	538,347,914	(182,583)
U.S. Treasury Long-Term Bonds	2,343	12/19	386,367,237	387,180,750	813,513

					4,269,705

Contracts to Sell:
30-Day Federal Funds	538	11/19	220,504,575	220,351,043	153,532
90-Day Eurodollar	1,400	6/21	339,479,980	345,992,500	(6,512,520)
Euro-Bund	2,620	12/19	507,049,637	507,600,200	(550,563)
Euro-Buxl	59	9/19	12,758,925	14,544,498	(1,785,573)
Euro-Schatz	323	9/19	39,774,781	39,968,679	(193,898)
U.S. Treasury 5-Year Notes	3,015	12/19	360,447,237	361,729,328	(1,282,091)
U.S. Treasury 10-Year Notes	2,548	12/19	335,219,015	335,619,375	(400,360)
U.S. Treasury Ultra 10-Year Notes	579	12/19	83,346,045	83,629,313	(283,268)
U.S. Treasury Ultra Long-Term Bonds	1,062	12/19	209,829,139	209,678,625	150,514

					(10,704,227)

Net unrealized depreciation on open futures contracts					$(6,434,522)

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	7,247,980	USD	1,045,130	BNP Paribas SA	9/3/19	$(32,968)
CNH	100,782,850	USD	14,140,000	BNP Paribas SA	9/3/19	(65,924)
USD	7,070,000	CNH	49,030,450	BNP Paribas SA	9/3/19	223,019
USD	1,045,311	CNH	7,247,980	Citibank N.A.	9/3/19	33,149
USD	7,233,668	CNH	51,752,400	Citibank N.A.	9/3/19	6,573

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	116,470,000	USD	2,368,962	JPMorgan Chase & Co.	9/23/19	$(572,990)
USD	2,908,912	IDR	41,830,153,352	Bank of America N.A.	10/17/19	(24,294)
USD	4,155,567	IDR	59,757,053,044	Bank of America N.A.	10/17/19	(34,705)
CAD	54,451,288	USD	41,550,644	Barclays Bank PLC	10/17/19	(624,320)
GBP	11,151,977	USD	14,016,028	Barclays Bank PLC	10/17/19	(419,044)
IDR	139,417,416,039	USD	9,708,058	Barclays Bank PLC	10/17/19	68,143
MXN	9,000,000	USD	454,439	Barclays Bank PLC	10/17/19	(8,996)
TRY	43,943,810	USD	7,399,692	Barclays Bank PLC	10/17/19	(34)
USD	2,387,551	CNY	16,449,512	Barclays Bank PLC	10/17/19	86,800
USD	14,007,739	EUR	12,480,000	Barclays Bank PLC	10/17/19	240,372
USD	13,850,808	INR	973,504,012	Barclays Bank PLC	10/17/19	291,264
USD	1,421,924	JPY	150,000,000	Barclays Bank PLC	10/17/19	5,059
USD	5,104,540	RUB	341,800,000	Barclays Bank PLC	10/17/19	14,081
USD	7,503,120	RUB	502,559,000	Barclays Bank PLC	10/17/19	18,463
ZAR	170,000,000	USD	11,938,202	Barclays Bank PLC	10/17/19	(800,032)
MXN	2,000,000	USD	101,086	BNP Paribas SA	10/17/19	(2,098)
MXN	5,000,000	USD	257,681	BNP Paribas SA	10/17/19	(10,213)
USD	1,012,765	EUR	900,000	BNP Paribas SA	10/17/19	19,926
USD	1,120,205	EUR	1,000,000	BNP Paribas SA	10/17/19	17,051
USD	1,231,153	EUR	1,100,000	BNP Paribas SA	10/17/19	17,683
USD	1,908,241	EUR	1,700,000	BNP Paribas SA	10/17/19	32,879
AUD	500,000	USD	338,395	Citibank N.A.	10/17/19	(1,187)
AUD	2,900,000	USD	1,968,072	Citibank N.A.	10/17/19	(12,271)
AUD	3,901,267	USD	2,709,469	Citibank N.A.	10/17/19	(78,399)
BRL	14,520,000	USD	3,822,058	Citibank N.A.	10/17/19	(327,097)
BRL	16,814,189	USD	4,431,261	Citibank N.A.	10/17/19	(384,089)
BRL	29,280,000	USD	7,698,173	Citibank N.A.	10/17/19	(650,482)
BRL	50,183,100	USD	12,513,865	Citibank N.A.	10/17/19	(434,802)
CAD	1,900,000	USD	1,431,672	Citibank N.A.	10/17/19	(3,606)
EUR	60,000	USD	66,831	Citibank N.A.	10/17/19	(642)
EUR	600,000	USD	668,222	Citibank N.A.	10/17/19	(6,330)
EUR	5,000,000	USD	5,648,475	Citibank N.A.	10/17/19	(132,703)
EUR	8,895,794	USD	9,982,651	Citibank N.A.	10/17/19	(169,216)
GBP	350,000	USD	428,126	Citibank N.A.	10/17/19	(1,390)
GBP	400,000	USD	486,617	Citibank N.A.	10/17/19	1,080
JPY	100,000,000	USD	930,410	Citibank N.A.	10/17/19	14,166
MXN	3,000,000	USD	151,557	Citibank N.A.	10/17/19	(3,076)
MXN	3,000,000	USD	152,914	Citibank N.A.	10/17/19	(4,433)
MXN	4,000,000	USD	202,063	Citibank N.A.	10/17/19	(4,088)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	4,000,000	USD	198,195	Citibank N.A.	10/17/19	$(220)
MXN	8,000,000	USD	408,359	Citibank N.A.	10/17/19	(12,409)
MXN	10,000,000	USD	520,305	Citibank N.A.	10/17/19	(25,368)
MXN	77,804,159	USD	4,009,532	Citibank N.A.	10/17/19	(158,714)
USD	7,033,782	BRL	28,484,705	Citibank N.A.	10/17/19	177,518
USD	75,435	CAD	100,000	Citibank N.A.	10/17/19	273
USD	150,278	CAD	200,000	Citibank N.A.	10/17/19	(45)
USD	375,828	CAD	500,000	Citibank N.A.	10/17/19	21
USD	14,458,350	CAD	18,977,307	Citibank N.A.	10/17/19	194,749
USD	203,419	COP	659,689,200	Citibank N.A.	10/17/19	12,215
USD	1,129,100	EUR	1,000,000	Citibank N.A.	10/17/19	25,946
USD	1,237,635	EUR	1,100,000	Citibank N.A.	10/17/19	24,165
USD	1,349,503	EUR	1,200,000	Citibank N.A.	10/17/19	25,718
USD	1,563,276	EUR	1,400,000	Citibank N.A.	10/17/19	18,860
USD	1,667,625	EUR	1,500,000	Citibank N.A.	10/17/19	12,893
USD	1,671,712	EUR	1,500,000	Citibank N.A.	10/17/19	16,980
USD	1,694,315	EUR	1,500,000	Citibank N.A.	10/17/19	39,583
USD	1,893,162	EUR	1,700,000	Citibank N.A.	10/17/19	17,800
USD	2,137,129	EUR	1,900,000	Citibank N.A.	10/17/19	41,136
USD	2,823,832	EUR	2,500,000	Citibank N.A.	10/17/19	65,946
USD	379,759	JPY	40,000,000	Citibank N.A.	10/17/19	1,928
USD	662,208	JPY	70,000,000	Citibank N.A.	10/17/19	1,004
USD	706,554	JPY	75,000,000	Citibank N.A.	10/17/19	(1,878)
USD	807,213	JPY	85,000,000	Citibank N.A.	10/17/19	4,323
USD	49,002,262	JPY	5,277,666,140	Citibank N.A.	10/17/19	(849,333)
USD	504,841	MXN	10,000,000	Citibank N.A.	10/17/19	9,904
USD	7,244,140	MXN	139,970,000	Citibank N.A.	10/17/19	316,504
USD	11,177,978	MXN	220,854,480	Citibank N.A.	10/17/19	247,068
USD	16,932,614	RUB	1,093,711,417	Citibank N.A.	10/17/19	643,870
USD	22,973,044	BRL	86,930,000	Goldman Sachs Group Inc.	10/17/19	2,049,009
USD	1,112,193	EUR	1,000,000	Goldman Sachs Group Inc.	10/17/19	9,039
USD	1,130,378	EUR	1,000,000	Goldman Sachs Group Inc.	10/17/19	27,224
MXN	15,000,000	USD	749,703	JPMorgan Chase & Co.	10/17/19	(7,297)
MXN	97,694,000	USD	4,944,028	JPMorgan Chase & Co.	10/17/19	(108,789)
NOK	62,360,000	USD	7,309,541	JPMorgan Chase & Co.	10/17/19	(458,628)
PHP	386,520,000	USD	7,386,203	JPMorgan Chase & Co.	10/17/19	20,831
TWD	14,840,500	USD	481,381	JPMorgan Chase & Co.	10/17/19	(7,644)
USD	25,728,902	EUR	22,682,026	JPMorgan Chase & Co.	10/17/19	707,125
USD	282,826	JPY	30,000,000	JPMorgan Chase & Co.	10/17/19	(547)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,106,604	KRW	19,711,940,000	JPMorgan Chase & Co.	10/17/19	$810,335
USD	7,505,243	PHP	386,520,000	JPMorgan Chase & Co.	10/17/19	98,209
USD	237,583	RUB	15,332,877	JPMorgan Chase & Co.	10/17/19	9,229
USD	421,103	SEK	3,904,000	JPMorgan Chase & Co.	10/17/19	22,064
MXN	46,430,334	USD	2,313,607	Citibank N.A.	11/26/19	(30,263)
USD	2,315,000	MXN	46,430,334	Citibank N.A.	11/26/19	31,656

Total						$302,269

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PHP	— Philippine Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Republic of Korea, 2.750%, due 1/19/27)	$16,138,000	6/20/24	0.331%	1.000% quarterly	$(503,111)	$(468,842)	$(34,269)
Deutsche Bank AG (Australia Government, 4.750%, due 4/21/27)	8,260,000	6/20/23	0.146%	1.000% quarterly	(263,281)	(242,377)	(20,904)

Total	$24,398,000				$(766,392)	$(711,219)	$(55,173)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
79,620,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$16,213	$834,056
81,112,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	5,473	(893,540)
99,640,000	CAD	8/13/24	3-Month CAD CDOR semi-annually	1.545% semi-annually	867	67,023
75,470,000		8/15/24	1.504% semi-annually	3-Month LIBOR quarterly	—	(667,417)
35,712,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	182,989	(2,203,719)
135,101,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(1,917,497)	(7,907,429)
50,356,000		4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	61,863	(1,708,849)
549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	229,225	886,400

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	$288,943	$851,239
	12,838,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	5,850	2,886,156
	15,917,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	81,380	(4,594,773)
	9,472,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	6,067	(2,943,454)
	19,584,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(91,113)	(4,981,702)
	6,408,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	8,576	(383,676)
	10,368,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	28,493	(724,654)
	6,054,600,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	3,232,546	(14,335,812)
	39,580,000		8/23/49	1.656% semi-annually	3-Month LIBOR quarterly	(147,692)	(940,143)

Total						$1,992,183	$(36,760,294)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	151,270,000		4/15/20	2.015%**	CPURNSA**	—	$(221,756)
Barclays Bank PLC	75,630,000		4/18/20	2.060%**	CPURNSA**	—	(144,712)
Barclays Bank PLC	75,630,000		4/23/20	2.060%**	CPURNSA**	—	(165,378)
Citibank N.A.	12,497,000	BRL	1/2/20	BRL-CDI**	8.410%**	$3,023	89,156
Citibank N.A.	24,000,000	BRL	1/2/20	BRL-CDI**	8.410%**	1,285	175,928
Citibank N.A.	26,600,000	BRL	1/2/20	BRL-CDI**	8.410%**	3,308	192,897
Citibank N.A.	40,800,000	BRL	1/2/20	BRL-CDI**	8.410%**	8,167	306,400
Citibank N.A.	117,723,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	868,339
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	(13,531)
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024%**	9,432	(25,529)
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024%**	11,711	(28,856)
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(8,453)

Total						$36,926	$1,024,505

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$460,350	6/20/24	5.000% quarterly	$30,869	$26,763	$4,106

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.32 Index	$34,180,000	6/20/24	1.000% quarterly	$(722,497)	$(651,818)	$(70,679)

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$381,753,523	—		$381,753,523
Corporate Bonds & Notes:
Financials	—	88,455,745	$0	*	88,455,745
Other Corporate Bonds & Notes	—	239,054,138	—		239,054,138
Sovereign Bonds	—	215,208,998	—		215,208,998
Collateralized Mortgage Obligations	—	156,349,187	—		156,349,187
Asset-Backed Securities	—	82,714,316	950,000		83,664,316
U.S. Treasury Inflation Protected Securities	—	63,015,834	—		63,015,834
Non-U.S. Treasury Inflation Protected Securities	—	53,230,864	—		53,230,864
Senior Loans	—	51,551,200	—		51,551,200
Mortgage-Backed Securities	—	26,095,203	—		26,095,203
Municipal Bonds	—	6,202,354	—		6,202,354
Purchased Options:
Exchange-Traded Purchased Options	$1,454,372	—	—		1,454,372
OTC Purchased Options	—	563,558	—		563,558
Preferred Stocks	1,237,924	—	—		1,237,924

Total Long-Term Investments	2,692,296	1,364,194,920	950,000		1,367,837,216

Short-Term Investments†	—	1,682,396	—		1,682,396

Total Investments	$2,692,296	$1,365,877,316	$950,000		$1,369,519,612

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,756,334	—	—	$4,756,334
Forward Foreign Currency Contracts	—	$6,772,833	—	6,772,833
Centrally Cleared Interest Rate Swaps	—	5,524,874	—	5,524,874
OTC Interest Rate Swaps‡	—	1,648,503	—	1,648,503
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,106	—	4,106

Total Other Financial Instruments	$4,756,334	$13,950,316	—	$18,706,650

Total	$7,448,630	$1,379,827,632	$950,000	$1,388,226,262

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$3,597,655	—	—	$3,597,655
OTC Written Options	—	$217,838	—	217,838
Futures Contracts	11,190,856	—	—	11,190,856
Forward Foreign Currency Contracts	—	6,470,564	—	6,470,564
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	766,392	—	766,392
Centrally Cleared Interest Rate Swaps	—	42,285,168	—	42,285,168
OTC Interest Rate Swaps‡	—	587,072	—	587,072
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	70,679	—	70,679

Total	$14,788,511	$50,397,713	—	$65,186,224

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2019. The following transactions were effected in shares of such companies for the period ended August 31, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$57,276,616	$88,405,780	88,405,780	$144,000,000	144,000,000	—	$213,364	—	$1,682,396

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